UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

October 31, 2013

STEWARD Mutual Funds

# STEWARD FUNDS

## Managing Wealth, Protecting Values

SEMI-ANNUAL REPORT (UNAUDITED)

Faith-Based Screened Funds	Semi-Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
October 31, 2013

Dear Shareholder:

We are pleased to present the Steward Funds Semi-Annual Report for the period ending October 31, 2013. The Semi-Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith Based Screens?

Did you know faith based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Funds’ semi-annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2013, the Steward Large Cap Enhanced Index Fund returned 13.46% for the Individual class shares and 13.62% for the Institutional class shares. The return for the S&P 500 for the same period was 11.14%. The S&P Pure index component returns were: 17.44% for the S&P 500 Pure Growth and 19.79% for the S&P 500 Pure Value index.

Factors Affecting Performance

At October 31, 2013, the Fund’s multi-index structure was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value indices at 60%, 20% and 20% respectively. The Fund maintained this neutral allocation for the entire six month period. The equity market during the period was influenced by the anticipation of reduced central bank stimulus in the U.S. The expected tapering of bond purchases in September was pushed back as Fed officials were concerned about a weaker than expected economy and potential fiscal issues in the near future. The markets also experienced brief anxiety over the use of Syrian chemical weapons and U.S. fiscal gridlock. Company earnings as represented by the S&P 500 grew at 2.3% in the second quarter. Forward looking earnings growth estimates for 2013 are now estimated to be 5.2% reflecting a steady lowering of expectations. Despite declining earnings estimates, the S&P 500 rose to new highs during the period as improving economic data and an accommodative monetary policy continued to boost valuations. Growth and value style momentum was mixed confirming the Fund’s neutral position as the Federal Reserve’s quantitative easing policy continued to distort market valuations.

The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices when combined have significantly outperformed their non-pure counterparts over the period contributing to the Fund’s higher relative return. The higher weighted style focused companies such as Genworth Financial Corp. (+44.87%) and Safeway Inc. (+57.28%) were the most significant factors.

Performance of the Fund can also be affected by the addition of faith based values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2013, the faith based values investment policies had a slight net positive performance impact on the Fund. Companies such as Philip Morris International, Inc. (tobacco) and Merck & Co., Inc. (abortion/life ethics) underperformed the benchmark with returns of –4.84% and –2.33% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indexes that are subcomponents of the benchmark: large cap growth index and a large cap value index.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2013, the Steward Small Mid-Cap Enhanced Index Fund returned 16.05% for the Individual class shares and 16.28% for the Institutional class shares. The return for the S&P 1000 for the same period was 14.20%. The S&P Pure index component returns were: 19.66% for the S&P 1000 Pure Growth and 20.04% for the S&P 1000 Pure Value index.

Factors Affecting Performance

At October 31, 2013, the Fund’s multi-index structure was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value indices at 60%, 20% and 20% respectively. The Fund maintained this allocation for the entire six month period. The equity market during the period was influenced by the anticipation of reduced central bank stimulus in the U.S. The expected tapering of bond purchases in September was pushed back as Fed officials were concerned about a weaker than expected economy and potential fiscal issues in the near future. The markets also experienced brief anxiety over the use of Syrian chemical weapons and U.S. fiscal gridlock. Company earnings as represented by the S&P 500 grew at 2.3% in the second quarter. Forward looking earnings growth estimates for 2013 are now estimated to be 5.2% reflecting a steady lowering of expectations. Despite declining earnings estimates, the S&P 500 rose to new highs during the period as improving economic data and an accommodative monetary policy continued to boost valuations. Growth and value style momentum was mixed confirming the Fund’s neutral position as the Federal Reserve’s quantitative easing policy continued to distort market valuations.

The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices when combined significantly outperformed their non-pure counterparts over the period contributing to the Fund’s higher relative return. The higher weighted style focused companies such as Arkansas Best Corp. (+161.53%) and Tuesday Morning Corp. (+74.48%) were the primary factors.

Performance of the Fund can also be affected by the Fund’s faith based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2013, the faith based values investment policies had a slight negative performance impact on the Fund. Companies such as Buffalo Wild Wings, Inc. (alcohol) and Schweizer-Mauduit International, Inc. (tobacco) outperformed the benchmark with returns of +58.44% and +55.40% respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indexes that are subcomponents of the benchmark: small-mid cap growth index and a small-mid cap value index.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2013, the Steward International Enhanced Index Fund returned 5.42% for the Individual class shares and 5.59% for the Institutional class shares. The return for the S&P ADR Index was 7.51%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned -0.37% for the same time period.

Factors Affecting Performance

At October 31, 2013, the Fund’s dual-index structure was allocated between the S&P ADR index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20% respectively representing a tilt towards emerging markets. This allocation was in effect for the entire six month period. Intervention by the European Central Bank continues to be a driver as the ECB has indicated that further monetary easing is unlikely as data from the Euro zone is projecting stabilization of GDP with surprising strength coming from Germany. The euro zone posted 0.3% growth in the second quarter which signaled the end of the longest recession in continental Europe in over 40 years. In Japan, the massive intervention by the central bank has yielded mixed results as the Japanese equity market has given back nearly all of its initial explosive gains. International equity markets rose significantly in the third quarter reflecting the improved economic data.

The emerging markets component continued to underperform the international developed markets during the period. Emerging market companies such as HDFC Bank Ltd. (India) and ICIC Bank Ltd. (India) were the primary factors with returns of -13.95% and -19.15% respectively.

Performance of the Fund can also be affected by the Fund’s faith based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2013, the faith based values investment policies had a net positive performance impact on the Fund. Companies such as Novo Nordisk A/S (abortion/life ethics) and British American Tobacco Plc (tobacco) substantially underperformed the benchmark with returns of -5.64% and +0.92% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies, and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weighting from time to time of a secondary benchmark that includes only securities of issuers in emerging market countries.

STEWARD SELECT BOND FUND

Market Overview

The anemic economic recovery in the U.S. and worldwide has kept interest rates at historical lows. The 5 year Treasury stayed below 1% through April, 2013 and the 10 year stayed below 2% through April. The Federal Reserve (“Fed”) has been employing quantitative easing since 2009. In May, 2013, the Fed indicated for the first time since quantitative easing was instituted, that they may begin to “taper” or reduce the bond buy backs. The reaction in the market was dramatic. Over the next 2 months, rates went up a full percentage point on the 10 year Treasury bond to 3% and 80 basis points on the 5 year Treasury bond, to 1.8%. At their peak after the Fed's announcement about tapering, rates on the 10 year went up 1.5 percentage points and rates on the 5 year went up 1.2 percentage points. Because there was such a negative reaction to the announcement, the Fed later made clear that tapering will not begin soon and rates have drifted lower. The Fed will get a new Chairman when Mr. Bernacke’s term expires in January, 2014. His successor is likely to be Janet Yellen, who has made clear that she will continue the accommodative stance that the Fed is currently following. There is no indication that the economy in the U.S. will show much strength in the near term. Job growth is barely keeping up with population growth and GDP growth is limping along. Inflation continues to be benign with commodities declining in price during much of 2013.

Interest rates should continue to be low through 2014. Economic growth will be positive but anemic with very slow job growth. The fear of tapering by the Fed will keep the markets volatile, but as long as the Fed continues to pump liquidity into the economy, markets should stay positive.

Fund Performance

For the six months ending October 31, 2013, the Steward Select Bond Fund returned -2.62% for the Individual class shares and -2.39% for the Institutional class chares. For comparison purposes, the Barclays Government Credit Index returned -2.50% for the same period. As we noted above, the bond market declined during the six months ended October 31, 2013.

Portfolio Positioning

The Steward Select Bond Fund maintained its overweight position in corporate bonds and its underweight position in U.S. Treasuries throughout the six months ended October 31, 2013. The Fund's weighting, as compared to the benchmark, was generally neutral for the same period. The Fund is also slightly shorter in duration than the benchmark, the Fund's duration is 5.06 years versus the benchmark's 5.67 years. The shorter duration benefitted the Fund when rates were rising. The uncertain environment and turmoil in the world will continue flights to quality that will benefit U.S. Treasuries, but we do believe the higher coupons of corporate bonds will overcome the fear of uncertainty for investors.

Current Strategy

We intend to maintain our strategic direction which includes utilizing an overweighting of corporate bonds. Higher coupons and yields provide greater long term returns compared to the Treasury bond market for the six months ended October 31, 2013. In addition, the Fund intends to maintain the shorter duration than the benchmark, since we believe interest rates will increase. The spread between government bonds and corporate bonds will continue to fluctuate, but the higher rates earned by the corporate bonds held in the Fund will play a strong role in the overall value and performance.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the six month period ended October 31, 2013, the Steward Global Equity Income Fund returned 6.35% for the Individual class shares and 6.56% for the Institutional Class shares. The return for the benchmark S&P 500 for the same period was 11.14%. The return for the global market as represented by the S&P Global 1200 index was 9.83%. The dividend yield on the portfolio as of October 31, 2013 was 3.26%.

Factors Affecting Performance

For the six month period ended October 31, 2013 the equity market was influenced by the anticipation of reduced central bank stimulus in the U.S. The expected tapering of bond purchases in September was pushed back as Fed officials were concerned about a weaker than expected economy and potential fiscal issues in the near future. In Europe, the ECB has indicated that further monetary easing is unlikely as data from the Euro zone is projecting stabilization of GDP with surprising strength coming from Germany. The euro zone posted 0.3 percent growth in the second quarter which signaled the end of the longest recession in continental Europe in over 40 years. In Japan, the massive intervention by the central bank has yielded mixed results as the Japanese equity market has given back nearly all of its initial explosive gains. Overall, global equity markets experienced significant gains during the period. The Global Equity Income’s conservative dividend strategy underperformed its U.S. and Global benchmarks during the period as rising interest rates negatively impacted valuations of income producing stocks. The strategy however did perform well within its income producing universe.

The largest positive contributors included holdings such as Gannett Co., Inc. (+39.75%), a media and marketing solutions company, which is acquiring Dallas-based broadcast company BELO Corp. for about $2.2 billion. Shares have soared 22% as the acquisition would nearly double its number of television stations making the company the largest player in the nation’s top 25 markets. Sensient Technologies Corp (+33.95%), a manufacturer of colors, flavors and fragrances, steadily rose on a broad and strategic restructuring plan being implemented that would dramatically improve gross margins. Broadridge Financial Solutions Inc. (+41.54%) reported a 61% increase in second quarter profit from strong financial services industry demand.

Relative negative performance within the portfolio was reflected in holdings such as Mattel, Inc. (-1.20%). Shares dropped after second quarter profit trailed analyst estimates amid higher costs. Shares of Accenture plc (-8.56%) tumbled after the company reported earnings that met analyst expectations but cut its revenue outlook for fiscal 2013 from a 5-8% growth range to 3-4%. The Fund’s strategy overall remains effective and will continue to seek high quality dividend paying companies that provide superior results over the long-term.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change a policy that encourages disciplined management, since that could signal corporate distress. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s faith based values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are nearly $712.0 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President

Melville Cody
Portfolio Manager

Claude C. Cody
Portfolio Manager

Scott Wynant
Executive Vice President

John Wolf
Portfolio Manager

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	8.3%
Insurance	7.3
Computers & Peripherals	4.1
Diversified Financial Services	3.8
Health Care Providers & Services	3.7
Biotechnology	3.6
Specialty Retail	3.5
Internet Software & Services	3.4
Commercial Banks	3.2
Aerospace & Defense	2.8
Food & Staples Retailing	2.7
Media	2.7
Capital Markets	2.7
Pharmaceuticals	2.5
Food Products	2.3
Chemicals	2.3
Software	2.1
Semiconductors & Semiconductor Equipment	2.1
Commercial Services & Supplies	2.0
Diversified Telecommunication Services	1.7
Machinery	1.7
Consumer Finance	1.7
Household Durables	1.6
Household Products	1.6
Health Care Equipment & Supplies	1.6
Beverages	1.6
Hotels, Restaurants & Leisure	1.6
Energy Equipment & Services	1.6
Electric Utilities	1.6
Real Estate Investment Trust	1.4
Multi-Utilities	1.4
Electronic Equipment & Instruments	1.3
Communications Equipment	1.2

Industry Diversification	Percent*
Metals & Mining	1.1%
IT Services	1.1
Auto Components	1.1
Road & Rail	0.8
Textiles, Apparel & Luxury Goods	0.8
Industrial Conglomerates	0.7
Multiline Retail	0.7
Air Freight & Logistics	0.7
Automobiles	0.7
Internet & Catalog Retail	0.6
Electrical Equipment	0.6
Money Market Funds	0.6
Airlines	0.6
Office Electronics	0.5
Construction & Engineering	0.4
Independent Power Producers & Energy Traders	0.3
Wireless Telecommunication Services	0.3
Containers & Packaging	0.2
Life Sciences Tools and Services	0.2
Paper & Forest Products	0.2
Gas Utilities	0.2
Building Products	0.1
Personal Products	0.1
Leisure Equipment & Products	0.1
Marine	0.1
Distributors	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1
Professional Services	0.0
Diversified Consumer Services	0.0
Construction Materials	0.0
Total Investments	99.8%
*	Percentages indicated are based on net assets as of October 31, 2013.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (2.8%)
General Dynamics Corp.	5,400	$467,802
Honeywell International, Inc.	6,630	575,020
L-3 Communications Holdings, Inc.	5,220	524,349
Lockheed Martin Corp.	2,650	353,351
Northrop Grumman Corp.	5,380	578,404
Precision Castparts Corp.	1,076	272,712
Raytheon Co.	5,130	422,558
Rockwell Collins, Inc.	1,300	90,779
The Boeing Co.	9,848	1,285,164
United Technologies Corp.	7,250	770,313
		5,340,452
AIR FREIGHT & LOGISTICS (0.7%)
C.H. Robinson Worldwide, Inc.	1,240	74,077
Expeditors International of Washington, Inc.	1,490	67,482
FedEx Corp.	3,590	470,290
United Parcel Service, Inc., Class B	6,640	652,314
		1,264,163
AIRLINES (0.6%)
Delta Air Lines, Inc.	5,490	144,826
Southwest Airlines Co.	58,010	998,932
		1,143,758
AUTO COMPONENTS (1.1%)
BorgWarner, Inc.	4,260	439,334
Delphi Automotive PLC	11,060	632,632
Goodyear Tire & Rubber Co.	21,330	447,503
Johnson Controls, Inc.	13,000	599,950
		2,119,419
AUTOMOBILES (0.7%)
Ford Motor Co.	58,300	997,513
General Motors Co.(a)	6,330	233,894
Harley-Davidson, Inc.	1,710	109,508
		1,340,915
BEVERAGES (1.6%)
Coca-Cola Co.	33,360	1,320,055
Dr Pepper Snapple Group, Inc.	6,460	305,881
Monster Beverage Corp.(a)	5,150	294,735
PepsiCo, Inc.	14,811	1,245,457
		3,166,128
BIOTECHNOLOGY (3.6%)
Alexion Pharmaceuticals, Inc.(a)	5,460	671,307
Amgen, Inc.	8,920	1,034,720
Biogen Idec, Inc.(a)	2,941	718,163
Celgene Corp.(a)	7,200	1,069,128
Coca-Cola Enterprises, Inc.	4,080	170,258
Gilead Sciences, Inc.(a)	22,310	1,583,787

	Shares	Value
PerkinElmer, Inc.	8,440	$321,058
Regeneron Pharmaceuticals, Inc.(a)	3,080	885,808
Vertex Pharmaceuticals, Inc.(a)	8,010	571,433
		7,025,662
BUILDING PRODUCTS (0.1%)
Masco Corp.	9,600	202,848
CAPITAL MARKETS (2.7%)
Ameriprise Financial, Inc.	5,776	580,719
Bank of New York Mellon Corp.	9,871	313,898
BlackRock, Inc.	842	253,282
Charles Schwab Corp.	8,460	191,619
E*TRADE Financial Corp.(a)	29,508	498,980
Franklin Resources, Inc.	9,620	518,133
Goldman Sachs Group, Inc.	5,070	815,560
Legg Mason, Inc.	10,880	418,554
Morgan Stanley	21,390	614,535
Northern Trust Corp.	2,190	123,560
State Street Corp.	6,877	481,871
T. Rowe Price Group, Inc.	4,420	342,152
		5,152,863
CHEMICALS (2.3%)
Air Products & Chemicals, Inc.	1,870	203,849
Airgas, Inc.	630	68,714
CF Industries Holdings, Inc.	1,740	375,144
Dow Chemical Co.	13,320	525,740
E.I. du Pont de Nemours & Co.	7,840	479,808
Ecolab, Inc.	4,730	501,380
FMC Corp.	3,410	248,112
International Flavors & Fragrances, Inc.	870	71,906
Lyondellbasell Industries NV, Class A	5,430	405,078
Monsanto Co.	4,550	477,204
PPG Industries, Inc.	2,440	445,495
Praxair, Inc.	2,910	362,906
The Mosaic Co.	5,320	243,922
		4,409,258
COMMERCIAL BANKS (3.2%)
BB&T Corp.	11,180	379,785
Comerica, Inc.	1,430	61,919
Fifth Third Bancorp	20,900	397,727
Huntington Bancshares, Inc.	77,920	685,696
KeyCorp	13,290	166,524
M&T Bank Corp.	950	106,903
PNC Financial Services Group, Inc.	8,024	590,005
Regions Financial Corp.	15,762	151,788
SunTrust Banks, Inc.	15,230	512,337
U.S. Bancorp	23,770	888,047
Wells Fargo & Co.	41,238	1,760,450
Zions Bancorp	17,300	490,801
		6,191,982

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES (2.0%)
Avery Dennison Corp.	3,890	$183,297
Cintas Corp.	5,340	287,132
Equifax, Inc.	3,520	227,638
Iron Mountain, Inc.	1,767	46,896
Leucadia National Corp.	15,500	439,270
Moody's Corp.	6,340	447,984
Pitney Bowes, Inc.	12,930	275,926
Republic Services, Inc., Class A	3,796	127,052
Robert Half International, Inc.	1,150	44,310
Stericycle, Inc.(a)	2,230	259,126
The Adt Corp.	1,795	77,849
The Dun & Bradstreet Corp.	380	41,340
Total System Services, Inc.	2,671	79,676
Visa, Inc., Class A	6,159	1,211,291
Waste Management, Inc.	4,570	198,978
		3,947,765
COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.	40,930	920,925
F5 Networks, Inc.(a)	470	38,310
Harris Corp.	810	50,187
JDS Uniphase Corp.(a)	1,900	24,871
Juniper Networks, Inc.(a)	4,090	76,238
Motorola Solutions, Inc.	2,271	141,983
QUALCOMM, Inc.	16,420	1,140,697
		2,393,211
COMPUTERS & PERIPHERALS (4.1%)
Apple Computer, Inc.	7,487	3,910,835
EMC Corp.	16,620	400,043
Hewlett-Packard Co.	14,650	357,021
International Business Machines Corp.	7,859	1,408,411
NetApp, Inc.	2,800	108,668
SanDisk Corp.	1,810	125,795
Seagate Technology PLC	19,200	934,656
Teradata Corp.(a)	1,190	52,443
Western Digital Corp.	9,890	688,641
		7,986,513
CONSTRUCTION & ENGINEERING (0.4%)
Fluor Corp.	5,470	405,983
Quanta Services, Inc.(a)	10,690	322,945
		728,928
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	733	39,252
CONSUMER FINANCE (1.7%)
American Express Co.	10,230	836,814
Capital One Financial Corp.	8,428	578,751
Discover Financial Services	15,350	796,358

	Shares	Value
SLM Corp.	44,740	$1,135,054
		3,346,977
CONTAINERS & PACKAGING (0.2%)
Ball Corp.	5,370	262,539
Bemis Co., Inc.	1,810	72,219
Owens-Illinois, Inc.(a)	1,720	54,679
Sealed Air Corp.	1,880	56,738
		446,175
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,350	106,421
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	2,670	75,935
DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America Corp.	125,589	1,753,222
Citigroup, Inc.	30,040	1,465,351
CME Group, Inc.	5,715	424,110
IntercontinentalExchange, Inc.(a)	530	102,147
Invesco Ltd.	3,660	123,525
JP Morgan Chase & Co.	34,414	1,773,698
MasterCard, Inc., Class A	1,098	787,376
NYSE Euronext	10,520	463,090
The NASDAQ OMX Group, Inc.	12,560	445,001
		7,337,520
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	44,437	1,608,619
CenturyLink, Inc.	6,524	220,903
Frontier Communications Corp.	33,060	145,795
Verizon Communications, Inc.	23,630	1,193,551
Windstream Holdings, Inc.	7,334	62,706
		3,231,574
ELECTRIC UTILITIES (1.6%)
American Electric Power Co., Inc.	5,620	263,241
Duke Energy Corp.	6,794	487,334
Edison International	3,530	173,076
Entergy Corp.	3,680	238,169
Exelon Corp.	10,829	309,060
FirstEnergy Corp.	6,159	233,241
NextEra Energy, Inc.	4,280	362,730
Northeast Utilities	2,840	121,807
Pepco Holdings, Inc.	15,060	290,357
Pinnacle West Capital Corp.	1,060	59,392
PPL Corp.	8,720	267,093
Southern Co.	8,170	334,235
		3,139,735
ELECTRICAL EQUIPMENT (0.6%)
AMETEK, Inc.	6,010	287,458
Eaton Corp. PLC	3,750	264,600

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Emerson Electric Co.	5,810	$389,096
Rockwell Automation, Inc.	1,150	126,972
Roper Industries, Inc.	810	102,716
		1,170,842
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
Agilent Technologies, Inc.	13,680	694,397
Amphenol Corp., Class A	4,510	362,108
Corning, Inc.	30,700	524,663
FLIR Systems, Inc.	1,140	32,467
Jabil Circuit, Inc.	22,040	459,754
Molex, Inc.	1,180	45,548
TE Connectivity Ltd.	3,490	179,700
Waters Corp.(a)	1,140	115,049
		2,413,686
ENERGY EQUIPMENT & SERVICES (1.6%)
Baker Hughes, Inc.	7,589	440,845
Cameron International Corp.(a)	1,750	96,005
Diamond Offshore Drilling, Inc.	390	24,153
Ensco PLC, Class A	3,260	187,939
First Solar, Inc.(a)	430	21,616
FMC Technologies, Inc.(a)	1,710	86,441
Halliburton Co.	6,740	357,422
Helmerich & Payne, Inc.	610	47,306
Nabors Industries Ltd.	27,290	477,029
National-Oilwell Varco, Inc.	3,226	261,887
Rowan Cos., Inc., Class A(a)	4,830	174,266
Schlumberger Ltd.	10,109	947,415
		3,122,324
FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale Corp.	3,890	459,020
CVS Corp.	14,205	884,403
Safeway, Inc.	26,290	917,521
SYSCO Corp.	10,170	328,898
The Kroger Co.	14,570	624,179
Walgreen Co.	13,240	784,337
Wal-Mart Stores, Inc.	13,160	1,010,030
Whole Foods Market, Inc.	2,860	180,552
		5,188,940
FOOD PRODUCTS (2.3%)
Archer-Daniels-Midland Co.	23,370	955,833
Campbell Soup Co.	3,050	129,838
ConAgra Foods, Inc.	5,400	171,774
General Mills, Inc.	7,680	387,226
Hormel Foods Corp.	2,710	117,777
J.M. Smucker Co.	1,260	140,125
Kellogg Co.	3,250	205,562
Kraft Foods, Inc., Class A	5,566	302,679
McCormick & Co., Inc.	1,810	125,162
Mead Johnson Nutrition Co., Class A	1,690	138,005

	Shares	Value
Mondelez International, Inc., Class A	22,100	$743,444
The Hershey Co.	2,150	213,366
Tyson Foods, Inc., Class A	26,860	743,216
		4,374,007
GAS UTILITIES (0.2%)
AGL Resources, Inc.	2,139	102,372
ONEOK, Inc.	1,580	89,270
QEP Resources, Inc.	1,310	43,309
Spectra Energy Corp.	5,883	209,258
		444,209
HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Baxter International, Inc.	4,980	328,033
Becton, Dickinson & Co.	2,970	312,236
Boston Scientific Corp.(a)	14,307	167,249
C.R. Bard, Inc.	920	125,322
CareFusion Corp.(a)	2,850	110,495
Covidien PLC	4,840	310,292
DENTSPLY International, Inc.	1,990	93,729
Edwards Lifesciences Corp.(a)	2,270	147,981
Hospira, Inc.(a)	2,090	84,687
Intuitive Surgical, Inc.(a)	796	295,714
Medtronic, Inc.	9,850	565,390
St. Jude Medical, Inc.	2,550	146,345
Stryker Corp.	3,140	231,920
Varian Medical Systems, Inc.(a)	1,020	74,032
Zimmer Holdings, Inc.	1,890	165,318
		3,158,743
HEALTH CARE PROVIDERS & SERVICES (3.7%)
Aetna, Inc.	10,914	684,308
AmerisourceBergen Corp.	8,860	578,824
Cardinal Health, Inc.	11,410	669,311
CIGNA Corp.	7,110	547,328
DaVita, Inc.(a)	5,440	305,782
Express Scripts Holding Co.(a)	6,651	415,821
Humana, Inc.	8,590	791,568
Laboratory Corp. of America Holdings(a)	1,410	142,269
McKesson Corp.	4,970	777,010
Patterson Cos., Inc.	1,820	77,368
Quest Diagnostics, Inc.	1,900	113,829
UnitedHealth Group, Inc.	12,374	844,649
WellPoint, Inc.	13,250	1,123,600
		7,071,667
HOTELS, RESTAURANTS & LEISURE (1.6%)
Chipotle Mexican Grill, Inc.(a)	223	117,514
Darden Restaurants, Inc.	1,060	54,622
Marriott International, Inc., Class A	2,534	114,233
McDonald's Corp.	8,650	834,898
Starbucks Corp.	5,800	470,090
Starwood Hotels & Resorts Worldwide, Inc.	1,540	113,375

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
TripAdvisor, Inc.(a)	9,315	$770,443
Wyndham Worldwide Corp.	5,250	348,600
YUM! Brands, Inc.	3,550	240,051
		3,063,826
HOUSEHOLD DURABLES (1.6%)
D. R. Horton, Inc.	18,106	343,109
Garmin Ltd.	820	38,335
Harman International Industries, Inc.	4,654	377,067
Jacobs Engineering Group, Inc.(a)	6,640	403,845
Leggett & Platt, Inc.	6,220	184,983
Lennar Corp., Class A	6,230	221,476
Newell Rubbermaid, Inc.	22,360	662,527
Pulte Group, Inc.	9,175	161,939
Snap-on, Inc.	2,750	286,192
Whirlpool Corp.	2,583	377,144
		3,056,617
HOUSEHOLD PRODUCTS (1.6%)
Clorox Co.	2,400	216,456
Colgate-Palmolive Co.	8,820	570,918
Kimberly-Clark Corp.	4,400	475,200
Procter & Gamble Co.	22,441	1,812,111
		3,074,685
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
NRG Energy, Inc.	17,060	486,722
The AES Corp.	8,240	116,101
		602,823
INDUSTRIAL CONGLOMERATES (0.7%)
3M Co.	6,844	861,318
Textron, Inc.	7,880	226,865
Tyco International Ltd.	4,640	169,592
		1,257,775
INSURANCE (7.3%)
ACE Ltd.	5,910	564,050
AFLAC, Inc.	6,310	410,024
American International Group, Inc.	22,254	1,149,419
Aon PLC	2,640	208,798
Assurant, Inc.	17,090	999,423
Berkshire Hathaway, Inc., Class B(a)	15,620	1,797,549
Chubb Corp.	4,450	409,756
Cincinnati Financial Corp.	1,792	89,600
Genworth Financial, Inc., Class A(a)	97,190	1,412,171
Hartford Financial Services Group, Inc.	25,700	866,090
Lincoln National Corp.	16,906	767,701
Loews Corp.	9,480	457,979
Marsh & McLennan Cos., Inc.	5,410	247,778
MetLife, Inc.	21,450	1,014,799
Principal Financial Group, Inc.	13,310	631,693

	Shares	Value
Progressive Corp.	6,640	$172,441
Prudential Financial, Inc.	3,795	308,875
The Allstate Corp.	12,690	673,331
The Travelers Cos., Inc.	6,420	554,046
Torchmark Corp.	4,245	309,291
Unum Group	20,800	660,192
XL Group PLC	12,780	390,685
		14,095,691
INTERNET & CATALOG RETAIL (0.6%)
Expedia, Inc.	665	39,155
Netflix, Inc.(a)	3,437	1,108,364
		1,147,519
INTERNET SOFTWARE & SERVICES (3.4%)
Akamai Technologies, Inc.(a)	5,070	226,832
Amazon.com, Inc.(a)	3,959	1,441,195
Google, Inc., Class A(a)	2,418	2,491,942
Priceline.com, Inc.(a)	905	953,716
Salesforce.com, Inc.(a)	11,190	597,098
VeriSign, Inc.(a)	1,450	78,706
Yahoo!, Inc.(a)	21,320	702,068
		6,491,557
IT SERVICES (1.1%)
Accenture PLC, Class A	5,120	376,320
Automatic Data Processing, Inc.	5,160	386,846
Cerner Corp.(a)	5,640	316,009
Cognizant Technology Solutions Corp., Class A(a)	4,640	403,355
Computer Sciences Corp.	1,230	60,590
Fidelity National Information Services, Inc.	2,836	138,255
Fiserv, Inc.(a)	1,370	143,480
Paychex, Inc.	4,170	176,224
Western Union Co.	6,350	108,077
		2,109,156
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Hasbro, Inc.	880	45,452
Mattel, Inc.	3,120	138,434
		183,886
LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Thermo Fisher Scientific, Inc.	3,560	348,097
MACHINERY (1.7%)
Caterpillar, Inc.	5,130	427,637
Cummins, Inc.	2,830	359,466
Danaher Corp.	5,910	426,052
Deere & Co.	3,202	262,052
Dover Corp.	1,320	121,163
Flowserve Corp.	1,070	74,333
Illinois Tool Works, Inc.	6,090	479,831
Ingersoll-Rand PLC	2,150	145,189

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Joy Global, Inc.	500	$28,375
PACCAR, Inc.	9,855	547,938
Pall Corp.	1,030	82,935
Parker Hannifin Corp.	1,105	128,976
Pentair Ltd.	1,630	109,357
Stanley Black & Decker, Inc.	1,192	94,275
Xylem, Inc.	1,490	51,405
		3,338,984
MARINE (0.1%)
Carnival Corp.	3,960	137,214
MEDIA (2.7%)
Cablevision Systems Corp., Class A	2,840	44,162
CBS Corp., Class B	10,090	596,723
DIRECTV(a)	9,280	579,907
Discovery Communications, Inc., Class A(a)	6,030	536,188
Gannett Co., Inc.	2,910	80,520
Interpublic Group of Cos., Inc.	5,480	92,064
McGraw Hill Cos., Inc.	2,420	168,626
News Corp., Class A(a)	3,840	67,584
Omnicom Group, Inc.	3,450	234,979
Scripps Networks Interactive, Class A	8,650	696,325
The Walt Disney Co.	14,820	1,016,504
The Washington Post Co., Class B	664	427,164
Time Warner Cable, Inc.	5,110	613,966
		5,154,712
METALS & MINING (1.1%)
Alcoa, Inc.	55,100	510,777
Allegheny Technologies, Inc.	10,240	338,944
Cliffs Natural Resources, Inc.	13,950	358,236
Freeport-McMoRan Copper & Gold, Inc., Class B	7,428	273,053
Newmont Mining Corp.	3,890	106,041
Nucor Corp.	2,670	138,226
United States Steel Corp.	18,340	456,483
		2,181,760
MULTILINE RETAIL (0.7%)
Dollar General Corp.(a)	2,250	130,005
Family Dollar Stores, Inc.	730	50,283
J.C. Penney Co., Inc.(a)	13,010	97,575
Kohl's Corp.	6,200	352,160
Macy's, Inc.	5,992	276,291
Nordstrom, Inc.	1,240	74,983
Target Corp.	7,180	465,192
		1,446,489
MULTI-UTILITIES (1.4%)
Ameren Corp.	7,940	287,269
CenterPoint Energy, Inc.	6,130	150,798
CMS Energy Corp.	5,180	142,243

	Shares	Value
Consolidated Edison, Inc.	3,160	$183,975
Dominion Resources, Inc.	5,964	380,205
DTE Energy Co.	2,190	151,417
Integrys Energy Group, Inc.	2,828	165,947
NiSource, Inc.	4,060	127,971
PG&E Corp.	4,070	170,330
Public Service Enterprise Group, Inc.	7,016	235,036
SCANA Corp.	1,790	83,468
Sempra Energy	2,430	221,470
TECO Energy, Inc.	4,460	76,578
Wisconsin Energy Corp.	2,190	92,221
Xcel Energy, Inc.	6,470	186,724
		2,655,652
OFFICE ELECTRONICS (0.5%)
Xerox Corp.	88,505	879,740
OIL, GAS & CONSUMABLE FUELS (8.3%)
Anadarko Petroleum Corp.	3,820	364,008
Apache Corp.	4,980	442,224
Cabot Oil & Gas Corp., Class A	3,180	112,318
Chesapeake Energy Corp.	4,090	114,356
Chevron Corp.	16,109	1,932,436
ConocoPhillips	16,569	1,214,508
CONSOL Energy, Inc.	1,580	57,670
Denbury Resources, Inc.(a)	33,290	632,177
Devon Energy Corp.	4,590	290,180
EOG Resources, Inc.	3,830	683,272
EQT Corp.	1,150	98,451
Exxon Mobil Corp.	33,650	3,015,713
Hess Corp.	10,560	857,472
Kinder Morgan, Inc.	5,170	182,553
Marathon Oil Corp.	9,410	331,797
Marathon Petroleum Corp.	2,280	163,385
Murphy Oil Corp.	7,840	472,909
Newfield Exploration Co.(a)	11,450	348,652
Noble Corp.	1,830	68,991
Noble Energy, Inc.	5,940	445,084
Occidental Petroleum Corp.	6,232	598,770
Peabody Energy Corp.	10,570	205,904
Phillips 66	12,389	798,223
Pioneer Natural Resources Co.	2,166	443,553
Range Resources Corp.	1,200	90,852
Southwestern Energy Co.(a)	2,630	97,889
Tesoro Corp.	13,820	675,660
Valero Energy Corp.	19,680	810,226
Williams Cos., Inc.	5,630	201,047
WPX Energy, Inc.(a)	9,403	208,182
		15,958,462

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.	3,710	$165,503
MeadWestvaco Corp.	2,020	70,397
Weyerhaeuser Co.	4,981	151,423
		387,323
PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.	4,100	71,750
The Estee Lauder Cos., Inc., Class A	2,360	167,466
		239,216
PHARMACEUTICALS (2.5%)
Abbott Laboratories	14,710	537,650
AbbVie, Inc.	19,200	930,240
Actavis, Inc. PLC(a)	4,680	723,434
Allergan, Inc.	3,000	271,830
Eli Lilly & Co.	18,040	898,753
Forest Laboratories, Inc.(a)	4,120	193,764
Mylan Laboratories, Inc.(a)	20,370	771,412
Perrigo Co.	1,070	147,542
Zoetis, Inc.	12,530	396,700
		4,871,325
PROFESSIONAL SERVICES (0.0%)
Nielsen Holdings NV	2,100	82,824
REAL ESTATE INVESTMENT TRUST (1.4%)
American Tower Corp.	5,890	467,372
Apartment Investment & Management Co., Class A	1,349	37,745
AvalonBay Communities, Inc.	921	115,171
Boston Properties, Inc.	1,230	127,305
CBRE Group, Inc.(a)	2,400	55,752
Equity Residential	2,740	143,466
HCP, Inc.	3,930	163,095
Health Care REIT, Inc.	5,480	355,378
Host Hotels & Resorts, Inc.	6,283	116,550
Kimco Realty Corp.	4,510	96,875
Macerich Co.	720	42,631
Plum Creek Timber Co., Inc.	1,370	62,198
Prologis, Inc.	3,852	153,887
Public Storage, Inc.	1,137	189,845
Simon Property Group, Inc.	2,425	374,784
Ventas, Inc.	2,550	166,362
Vornado Realty Trust	1,365	121,567
		2,789,983
ROAD & RAIL (0.8%)
CSX Corp.	8,910	232,194
Kansas City Southern	690	83,849
Norfolk Southern Corp.	2,240	192,685
Ryder System, Inc.	5,930	390,372

	Shares	Value
Union Pacific Corp.	3,640	$551,096
		1,450,196
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Altera Corp.	2,230	74,928
Analog Devices, Inc.	2,300	113,390
Applied Materials, Inc.	29,570	527,825
Broadcom Corp., Class A	10,720	286,439
Intel Corp.	49,540	1,210,262
KLA-Tencor Corp.	5,150	337,840
Lam Research Corp.(a)	853	46,258
Linear Technology Corp.	1,760	72,406
LSI Logic Corp.	34,790	295,019
Microchip Technology, Inc.	1,440	61,862
Micron Technology, Inc.(a)	8,440	149,219
NVIDIA Corp.	4,905	74,458
Teradyne, Inc.(a)	21,810	381,457
Texas Instruments, Inc.	8,860	372,829
Xilinx, Inc.	2,010	91,294
		4,095,486
SOFTWARE (2.1%)
Adobe Systems, Inc.(a)	9,244	501,025
Autodesk, Inc.(a)	1,780	71,040
CA, Inc.	3,540	112,430
Citrix Systems, Inc.(a)	1,370	77,789
Intuit, Inc.	2,400	171,384
Microsoft Corp.	56,480	1,996,568
Oracle Corp.	28,071	940,378
Red Hat, Inc.(a)	1,380	59,713
Symantec Corp.	6,152	139,896
		4,070,223
SPECIALTY RETAIL (3.5%)
Abercrombie & Fitch Co., Class A	520	19,490
AutoNation, Inc.(a)	240	11,575
AutoZone, Inc.(a)	718	312,107
Bed Bath & Beyond, Inc.(a)	1,680	129,898
Best Buy Co., Inc.	11,430	489,204
CarMax, Inc.(a)	1,660	78,003
Dollar Tree, Inc.(a)	1,740	101,616
GameStop Corp., Class A	932	51,092
Gap, Inc.	13,290	491,597
Home Depot, Inc.	14,860	1,157,445
L Brands, Inc.	5,170	323,694
Lowe's Cos., Inc.	14,380	715,836
O'Reilly Automotive, Inc.(a)	850	105,239
PETsMart, Inc.	3,910	284,492
Ross Stores, Inc.	4,800	371,280
Staples, Inc.	32,395	522,207
The Sherwin-Williams Co.	2,621	492,748
Tiffany & Co.	870	68,878

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
TJX Cos., Inc.	11,030	$670,514
Urban Outfitters, Inc.(a)	7,750	293,570
		6,690,485
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.	2,150	108,962
Fossil Group, Inc.(a)	1,950	247,533
NIKE, Inc., Class B	5,870	444,711
PVH Corp.	4,570	569,285
Ralph Lauren Corp.	415	68,741
VF Corp.	717	154,155
		1,593,387
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	9,730	87,375
People's United Financial, Inc.	12,750	183,983
		271,358
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	2,020	100,596
W.W. Grainger, Inc.	430	115,657
		216,253

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Crown Castle International Corp.(a)	6,810	$517,696
TOTAL COMMON STOCKS		191,542,272
MONEY MARKET FUND (0.6%)
Federated Government Obligations Fund, 0.01%(b)	1,247,355	1,247,355
TOTAL MONEY MARKET FUND		1,247,355
TOTAL INVESTMENTS (COST $135,107,713) 99.8%		192,789,627
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		219,469
NET ASSETS 100.0%		$193,009,096
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2013.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Commercial Banks	5.3%
Real Estate Investment Trust	5.2
Insurance	4.7
Specialty Retail	4.5
Commercial Services & Supplies	4.4
Machinery	4.2
Electronic Equipment & Instruments	4.1
Semiconductors & Semiconductor Equipment	3.2
Health Care Providers & Services	3.0
Health Care Equipment & Supplies	2.7
Internet Software & Services	2.7
Software	2.6
Chemicals	2.5
Oil, Gas & Consumable Fuels	2.4
IT Services	2.3
Energy Equipment & Services	2.3
Metals & Mining	2.1
Diversified Financial Services	2.0
Household Durables	1.9
Aerospace & Defense	1.8
Textiles, Apparel & Luxury Goods	1.7
Food Products	1.7
Capital Markets	1.6
Road & Rail	1.6
Pharmaceuticals	1.6
Communications Equipment	1.5
Hotels, Restaurants & Leisure	1.5
Diversified Consumer Services	1.4
Auto Components	1.1
Thrifts & Mortgage Finance	1.1
Media	1.1
Gas Utilities	1.1
Leisure Equipment & Products	1.1
Electrical Equipment	1.1
Construction & Engineering	1.0
Electric Utilities	1.0

Industry Diversification	Percent*
Money Market Funds	0.9%
Multiline Retail	0.9
Containers & Packaging	0.9
Life Sciences Tools and Services	0.8
Airlines	0.8
Building Products	0.8
Multi-Utilities	0.8
Computers & Peripherals	0.7
Food & Staples Retailing	0.7
Household Products	0.6
Biotechnology	0.6
Paper & Forest Products	0.6
Automobiles	0.5
Distributors	0.5
Trading Companies & Distributors	0.5
Industrial Conglomerates	0.5
Diversified Telecommunication Services	0.4
Marine	0.4
Personal Products	0.3
Air Freight & Logistics	0.3
Internet & Catalog Retail	0.3
Wireless Telecommunication Services	0.3
Consumer Finance	0.3
Professional Services	0.3
Water Utilities	0.2
Real Estate Management and Development	0.2
Health Care Technology	0.2
Construction Materials	0.2
Apparel Retail	0.1
Auto Parts & Equipment	0.1
Office Electronics	0.1
Independent Power Producers & Energy Traders	0.1
Application Software	0.0
Total Investments	100.0%
*	Percentages indicated are based on net assets as of October 31, 2013.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (1.8%)
AAR Corp.	11,640	$340,819
AeroVironment, Inc.(a)	770	20,875
Alliant Techsystems, Inc.	2,490	271,086
American Science & Engineering, Inc.	190	12,498
BE Aerospace, Inc.(a)	4,390	356,292
Cubic Corp.	570	29,925
Curtiss-Wright Corp.	3,000	149,340
Engility Holdings, Inc.(a)	570	17,653
Esterline Technologies Corp.(a)	1,620	129,859
Exelis, Inc.	13,870	228,716
GenCorp, Inc.(a)	2,700	45,360
Moog, Inc., Class A(a)	2,770	165,452
Orbital Sciences Corp.(a)	6,780	156,415
Teledyne Technologies, Inc.(a)	1,220	108,361
Triumph Group, Inc.	1,890	135,419
		2,168,070
AIR FREIGHT & LOGISTICS (0.3%)
Atlas Air Worldwide Holdings(a)	2,570	95,167
Forward Air Corp.	1,030	41,694
Hub Group, Inc., Class A(a)	1,290	47,382
UTI Worldwide, Inc.	10,100	153,520
		337,763
AIRLINES (0.8%)
Alaska Air Group, Inc.	4,740	334,929
Allegiant Travel Co.	1,500	156,405
JetBlue Airways Corp.(a)	39,380	279,204
SkyWest, Inc.	13,850	208,304
		978,842
APPAREL RETAIL (0.1%)
Francesca's Holdings Corp.(a)	9,870	177,561
APPLICATION SOFTWARE (0.0%)
Tangoe, Inc.(a)	800	15,280
AUTO COMPONENTS (1.1%)
Dorman Products, Inc.	3,740	181,801
Drew Industries, Inc.	4,500	226,170
Gentex Corp.	9,000	264,960
LKQ Corp.(a)	15,470	510,974
Standard Motor Products, Inc.	3,680	133,069
Superior Industries International, Inc.	650	12,188
		1,329,162
AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	18,220	123,714
AUTOMOBILES (0.5%)
Thor Industries, Inc.	4,980	288,890
Winnebago Industries, Inc.(a)	11,410	338,420
		627,310

	Shares	Value
BIOTECHNOLOGY (0.6%)
Acorda Therapeutics, Inc.(a)	3,980	$121,828
ArQule, Inc.(a)	16,110	36,247
Emergent BioSolutions, Inc.(a)	920	17,968
Momenta Pharmaceuticals, Inc.(a)	1,980	32,452
Neogen Corp.(a)	2,243	103,648
Spectrum Pharmaceuticals, Inc.	8,740	75,077
United Therapeutics Corp.(a)	3,630	321,328
		708,548
BUILDING PRODUCTS (0.8%)
AAON, Inc.	922	24,903
Apogee Enterprises, Inc.	1,010	31,593
Comfort Systems USA, Inc.	7,810	145,500
Eagle Materials, Inc.	2,270	170,273
Griffon Corp.	12,210	152,991
Lennox International, Inc.	2,720	212,323
Quanex Building Products Corp.	3,875	68,898
Simpson Manufacturing Co., Inc.	1,280	45,376
Universal Forest Products, Inc.	2,510	132,829
		984,686
CAPITAL MARKETS (1.6%)
Apollo Investment Corp.	14,930	127,353
Eaton Vance Corp.	5,190	216,994
Evercore Partners, Inc.	920	46,432
Federated Investors, Inc., Class B	2,960	80,275
Financial Engines, Inc.	1,640	91,627
HFF, Inc., Class A	12,260	300,983
Investment Technology Group, Inc.(a)	1,840	29,477
Janus Capital Group, Inc.	11,220	110,741
Piper Jaffray Cos., Inc.(a)	550	19,740
Prospect Capital Corp.	6,830	77,452
Raymond James Financial, Inc.	3,920	178,948
SEI Investments Co.	4,800	159,312
SWS Group, Inc.(a)	12,455	70,122
Virtus Investment Partners, Inc.(a)	975	198,432
Waddell & Reed Financial, Inc., Class A	4,140	255,645
		1,963,533
CHEMICALS (2.5%)
A. Schulman, Inc.	3,580	118,570
Albemarle Corp.	2,940	194,599
American Vanguard Corp.	3,900	101,790
Ashland, Inc.	2,530	234,151
Balchem Corp.	1,035	59,264
Cabot Corp.	3,210	149,618
Cytec Industries, Inc.	1,350	112,172
Flotek Industries, Inc.(a)	880	18,814
H.B. Fuller Co.	3,390	162,279
Hawkins, Inc.	220	7,922
Innophos Holdings, Inc.	730	36,588
Intrepid Potash, Inc.	2,230	33,116
Kraton Performance Polymers, Inc.(a)	1,200	25,524
Mineral Technologies, Inc.	2,380	134,779
NewMarket Corp.	571	177,787
Olin Corp.	4,060	91,391

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Om Group, Inc.(a)	7,220	$245,480
PolyOne Corp.	8,160	247,248
Quaker Chemical Corp.	1,320	100,201
RPM International, Inc.	4,650	180,048
Sensient Technologies Corp.	1,710	89,142
Stepan Co.	560	32,967
The Scotts Miracle-Gro Co., Class A	1,420	83,382
Valspar Corp.	4,190	293,174
Zep, Inc.	5,555	110,489
		3,040,495
COMMERCIAL BANKS (5.3%)
Associated Bancorp	9,780	159,023
BancorpSouth, Inc.	6,960	153,816
Bank of Hawaii Corp.	1,400	81,172
Bank of the Ozarks, Inc.	2,840	140,523
Banner Corp.	600	22,956
BBCN Bancorp, Inc.	12,440	184,485
Boston Private Financial Holdings, Inc.	7,420	84,514
Cardinal Financial Corp.	8,470	139,755
Cathay General Bancorp	8,850	217,975
City Holding Co.	290	13,195
City National Corp.	3,890	280,508
Columbia Banking System, Inc.	1,480	38,021
Commerce Bancshares, Inc.	2,766	127,264
Community Bank System, Inc.	1,360	49,382
Cullen/Frost Bankers, Inc.	1,830	129,546
CVB Financial Corp.	1,310	19,047
East West Bancorp, Inc.	5,060	170,471
F.N.B. Corp.	9,830	122,973
First Bancorp(a)	18,342	101,798
First Commonwealth Financial Corp.	20,230	175,799
First Financial Bancorp	2,060	31,971
First Financial Bankshares, Inc.	905	55,667
First Horizon National Corp.	5,450	58,043
First Midwest Bancorp, Inc.	3,610	60,034
FirstMerit Corp.	7,150	160,589
Fulton Financial Corp.	9,120	111,355
Glacier Bancorp, Inc.	2,550	70,457
Hancock Holding Co.	2,799	91,751
Hanmi Financial Corp.	881	15,400
Home Bancshares, Inc.	8,506	288,183
Independent Bank Corp. – Massachusetts	610	21,887
International Bancshares Corp.	4,640	106,024
MB Financial, Inc.	910	27,027
National Penn Bancshares, Inc.	13,470	139,684
NBT Bancorp	1,270	30,950
Old National Bancorp	4,450	64,703
PacWest Bancorp	6,700	254,935
Pinnacle Financial Partners, Inc.(a)	6,480	200,880
PrivateBancorp, Inc.	11,460	279,166
Prosperity Bancshares, Inc.	1,720	107,414
S & T Bancorp, Inc.	920	22,558
Signature Bank(a)	2,430	247,423
Simmons First National Corp., Class A	240	7,858
Sterling Bancorp	2,090	30,827
Susquehanna Bancshares, Inc.	8,560	100,880

	Shares	Value
SVB Financial Group(a)	3,220	$308,412
Synovus Financial Corp.	56,870	184,827
Taylor Capital Group, Inc.(a)	280	6,440
TCF Financial Corp.	6,860	104,135
Texas Capital Bancshares, Inc.(a)	4,520	235,266
Tompkins Financial Corp.	179	8,828
Trustmark Corp.	2,140	58,122
UMB Financial Corp.	1,090	64,223
Umpqua Holdings Corp.	6,920	113,280
United Bankshares, Inc.	1,510	44,666
United Community Banks, Inc.(a)	2,322	36,200
Valley National Bancorp	6,762	65,929
WestAmerica Bancorp	490	25,225
Wilshire Bancorp, Inc.	12,440	105,367
Wintrust Financial Corp.	1,320	57,433
		6,416,242
COMMERCIAL SERVICES & SUPPLIES (4.4%)
ABM Industries, Inc.	6,990	192,295
Brady Corp., Class A	1,480	43,201
CDI Corp.	6,640	106,572
Clean Harbors, Inc.(a)	2,550	157,462
Consolidated Graphics, Inc.(a)	2,540	162,789
Copart, Inc.(a)	6,010	193,702
Corrections Corp. of America	5,938	219,706
Darling International, Inc.(a)	11,480	267,140
Deluxe Corp.	1,800	84,762
Exponent, Inc.	380	28,732
Forrester Research, Inc.	560	21,734
FTI Consulting, Inc.(a)	3,030	122,957
G & K Services, Inc., Class A	680	42,432
Healthcare Services Group, Inc.	4,202	115,093
Heartland Payment Systems, Inc.	1,370	55,417
Heidrick & Struggles International, Inc.	5,140	95,193
Herman Miller, Inc.	2,130	64,624
Higher One Holdings, Inc.(a)	1,570	12,482
HMS Holdings Corp.(a)	3,150	66,559
HNI Corp.	1,600	62,160
Interface, Inc.	2,160	43,740
Kelly Services, Inc., Class A	12,090	252,197
Korn/Ferry International, Inc.(a)	4,020	95,676
Leidos Holdings, Inc.	4,800	226,032
Lender Processing Services, Inc.	3,040	104,941
Manpower, Inc.	5,390	420,959
Mine Safety Appliances Co.	1,010	48,642
Mobile Mini, Inc.(a)	1,370	49,484
Monro Muffler Brake, Inc.	1,065	48,990
Monster Worldwide, Inc.(a)	24,640	106,445
Navigant Consulting, Inc.(a)	7,110	123,359
On Assignment, Inc.(a)	9,300	314,247
R.R. Donnelley & Sons Co.	12,620	234,353
Resources Connection, Inc.	1,430	18,247
Rollins, Inc.	2,610	72,140
TeleTech Holdings, Inc.(a)	1,260	33,352
Tetra Tech, Inc.(a)	2,440	63,757
The Brink's Co.	3,580	112,412
The Corporate Executive Board Co.	1,160	84,564

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
The Geo Group, Inc.	4,503	$158,821
TrueBlue, Inc.(a)	5,040	124,488
United Stationers, Inc.	4,360	193,758
Viad Corp.	3,510	93,717
Waste Connections, Inc.	4,502	192,415
		5,331,748
COMMUNICATIONS EQUIPMENT (1.5%)
ADTRAN, Inc.	2,120	49,778
Arris Group, Inc.(a)	5,749	102,677
Bel Fuse, Inc.	3,580	75,323
Belden CDT, Inc.	1,480	99,545
Black Box Corp.	480	12,019
CalAmp Corp.(a)	9,120	214,594
Ciena Corp.(a)	8,830	205,474
Comtech Telecommunications Corp.	1,610	48,332
Digi International, Inc.(a)	3,180	32,054
Dycom Industries, Inc.(a)	3,500	103,775
Harmonic, Inc.(a)	3,270	23,904
InterDigital, Inc.	2,750	106,563
Ixia(a)	10,140	143,785
NETGEAR, Inc.(a)	4,610	132,584
Oplink Communications, Inc.(a)	820	14,965
PCTEL, Inc.	750	6,907
Plantronics, Inc.	1,430	61,404
Polycom, Inc.(a)	6,510	67,704
Procera Networks, Inc.(a)	5,070	71,740
Riverbed Technology, Inc.(a)	5,779	85,645
Symmetricom, Inc.(a)	3,420	24,521
ViaSat, Inc.(a)	1,380	91,246
		1,774,539
COMPUTERS & PERIPHERALS (0.7%)
Avid Technology, Inc.(a)	1,790	13,336
Diebold, Inc.	3,240	97,070
Electronics for Imaging, Inc.(a)	5,120	175,667
Lexmark International, Inc., Class A	5,490	195,170
NCR Corp.(a)	5,750	210,163
Super Micro Computer, Inc.(a)	9,770	135,998
Synaptics, Inc.(a)	1,140	53,010
		880,414
CONSTRUCTION & ENGINEERING (1.0%)
AECOM Technology Corp.(a)	7,250	230,405
Aegion Corp.(a)	1,450	29,725
EMCOR Group, Inc.	4,300	159,358
Granite Construction, Inc.	2,450	79,258
ITT Corp.	3,210	127,533
KBR, Inc.	6,490	224,165
Orion Marine Group, Inc.(a)	1,580	19,750
URS Corp.	6,570	356,225
		1,226,419
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	7,270	63,467
Martin Marietta Materials, Inc.	1,560	153,021
Texas Industries, Inc.(a)	1,400	75,180
		291,668

	Shares	Value
CONSUMER FINANCE (0.3%)
Cash America International, Inc.	2,610	$102,965
First Cash Financial Services, Inc.(a)	2,280	137,917
Green Dot Corp., Class A(a)	2,420	51,933
World Acceptance Corp.(a)	440	45,813
		338,628
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	2,130	136,661
Greif, Inc., Class A	2,380	127,306
Myers Industries, Inc.	1,220	21,740
Packaging Corp. of America	4,370	272,164
Rock-Tenn Co., Class A	3,330	356,343
Silgan Holdings, Inc.	1,740	78,422
Sonoco Products Co.	3,470	141,021
		1,133,657
DISTRIBUTORS (0.5%)
MWI Veterinary Supply, Inc.(a)	1,550	245,892
VOXX International Corp.(a)	25,980	402,950
		648,842
DIVERSIFIED CONSUMER SERVICES (1.4%)
American Public Education, Inc.(a)	1,620	64,849
Apollo Group, Inc., Class A(a)	6,150	164,143
Capella Education Co.(a)	460	28,023
Career Education Corp.(a)	20,210	110,751
Corinthian Colleges, Inc.(a)	75,350	161,249
DeVry, Inc.	3,640	130,676
Hillenbrand, Inc.	2,910	82,120
Interval Leisure Group, Inc.	1,850	44,899
ITT Educational Services, Inc.(a)	4,085	163,890
Lincoln Educational Services Corp.	15,620	74,664
Matthews International Corp., Class A	1,240	50,344
Nutri/System, Inc.	1,330	25,004
Outerwall, Inc.(a)	2,350	152,703
Regis Corp.	5,270	76,415
Service Corp. International	11,460	206,395
Sotheby's	2,420	125,598
Strayer Education, Inc.	422	16,682
Universal Technical Institute, Inc.	1,230	16,347
		1,694,752
DIVERSIFIED FINANCIAL SERVICES (2.0%)
Affiliated Managers Group, Inc.(a)	2,220	438,317
BofI Holdings, Inc.(a)	2,520	152,258
Calamos Asset Management, Inc., Class A	6,410	62,946
Cardtronics, Inc.(a)	1,590	62,408
CBOE Holdings, Inc.	2,950	143,075
CoreLogic, Inc.(a)	7,640	254,183
Encore Capital Group, Inc.(a)	3,490	170,487
EZCORP, Inc., Class A(a)	3,770	59,302
Greenhill & Co., Inc.	840	43,092
Interactive Brokers Group, Inc., Class A	4,070	83,964
MarketAxess Holdings, Inc.	2,880	187,862
MSCI, Inc., Class A(a)	4,290	174,903
Portfolio Recovery Associates, Inc.(a)	4,430	263,363
Provident Financial Services, Inc.	3,540	66,340

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Stifel Financial Corp.(a)	2,915	$119,369
Viewpoint Financial Group	7,280	158,777
		2,440,646
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Atlantic Tele-Network, Inc.	290	16,072
Cincinnati Bell, Inc.(a)	11,010	31,489
General Communication, Inc., Class A(a)	1,510	14,360
Lumos Networks Corp.	630	13,866
NeuStar, Inc., Class A(a)	4,220	193,782
tw Telecom, Inc.(a)	7,400	233,248
		502,817
ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	1,220	61,647
Cleco Corp.	2,030	94,070
El Paso Electric Co.	1,460	51,348
Great Plains Energy, Inc.	8,351	195,747
Hawaiian Electric Industries, Inc.	4,040	107,343
IDACORP, Inc.	1,630	84,108
NorthWestern Corp.	1,490	68,302
NV Energy, Inc.	9,890	234,789
UIL Holdings Corp.	1,780	68,565
UniSource Energy Corp.	1,500	74,220
Westar Energy, Inc.	4,990	157,734
		1,197,873
ELECTRICAL EQUIPMENT (1.1%)
A.O. Smith Corp.	2,650	136,873
Acuity Brands, Inc.	1,460	146,745
AZZ, Inc.	2,650	118,985
Encore Wire Corp.	610	30,213
EnerSys	1,660	110,141
Franklin Electric Co., Inc.	2,350	88,948
General Cable Corp.	5,710	188,030
Hubbell, Inc., Class B	1,860	200,024
Powell Industries, Inc.(a)	920	57,804
REGAL-BELOIT Corp.	1,510	110,728
Rofin-Sinar Technologies, Inc.(a)	970	25,462
Vicor Corp.(a)	1,410	12,422
Woodward, Inc.	2,040	81,784
		1,308,159
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.1%)
Agilysys, Inc.(a)	740	8,695
Anixter International, Inc.(a)	2,050	175,255
Arrow Electronics, Inc.(a)	6,980	335,180
Avnet, Inc.	9,030	358,491
Badger Meter, Inc.	410	21,324
Benchmark Electronics, Inc.(a)	9,320	211,844
Checkpoint Systems, Inc.(a)	1,700	28,934
Cognex Corp.	9,380	293,125
Coherent, Inc.	700	46,333
CTS Corp.	7,110	132,388
Daktronics, Inc.	1,550	18,538
DTS, Inc.(a)	650	13,000
Electro Scientific Industries, Inc.	1,040	12,459
ESCO Technologies, Inc.	770	27,782

	Shares	Value
FARO Technologies, Inc.(a)	550	$26,125
II-VI, Inc.(a)	2,370	40,432
Ingram Micro, Inc.(a)	15,760	365,159
Insight Enterprises, Inc.(a)	8,360	176,145
Itron, Inc.(a)	2,590	110,515
Littelfuse, Inc.	1,910	162,407
Measurement Specialties, Inc.(a)	4,100	228,493
Mercury Computer Systems, Inc.(a)	7,490	69,058
Methode Electronics, Inc.	6,430	164,479
Mettler-Toledo International, Inc.(a)	947	234,345
MTS Systems Corp.	510	33,313
National Instruments Corp.	3,285	95,429
Newport Corp.(a)	4,980	79,033
Park Electrochemical Corp.	490	13,745
Plexus Corp.(a)	4,780	182,978
Rogers Corp.(a)	540	32,918
Rovi Corp.(a)	3,773	63,235
ScanSource, Inc.(a)	4,650	178,839
SYNNEX Corp.(a)	5,020	307,726
Tech Data Corp.(a)	4,420	230,105
Trimble Navigation, Ltd.(a)	10,840	309,699
TTM Technologies, Inc.(a)	2,990	26,163
Vishay Intertechnology, Inc.(a)	13,460	165,154
		4,978,843
ENERGY EQUIPMENT & SERVICES (2.3%)
Atwood Oceanics, Inc.(a)	1,980	105,197
Basic Energy Services, Inc.(a)	11,420	167,531
Bristow Group, Inc.	1,240	99,783
C&j Energy Services, Inc.(a)	1,180	27,187
CARBO Ceramics, Inc.	680	85,231
Dril-Quip, Inc.(a)	1,440	169,085
Era Group, Inc.(a)	2,170	68,572
Exterran Holdings, Inc.(a)	2,350	67,093
Geospace Technologies Corp.(a)	2,660	259,137
Gulf Island Fabrication, Inc.	1,450	36,569
Helix Energy Solutions Group, Inc.(a)	5,220	123,505
ION Geophysical Corp.(a)	5,630	26,123
Matrix Service Co.(a)	8,050	167,360
Oceaneering International, Inc.	3,690	316,897
Patterson-UTI Energy, Inc.	5,320	129,063
Pioneer Energy Services Corp.(a)	15,630	131,292
SEACOR Holdings, Inc.	1,250	122,250
Superior Energy Services, Inc.(a)	10,480	281,179
TETRA Technologies, Inc.(a)	7,330	95,070
Tidewater, Inc.	2,630	158,379
Unit Corp.(a)	2,000	102,820
		2,739,323
FOOD & STAPLES RETAILING (0.7%)
Casey's General Stores, Inc.	2,530	184,386
Harris Teeter Supermarkets, Inc.	3,160	155,851
Nash Finch Co.	3,270	91,756
Spartan Stores, Inc.	9,330	219,535
SuperValu, Inc.(a)	6,050	42,532
Tesco Corp.(a)	240	4,123

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
United Natural Foods, Inc.(a)	1,690	$120,751
		818,934
FOOD PRODUCTS (1.7%)
Annie's, Inc.(a)	440	20,790
B&G Foods, Inc.	1,820	61,607
Calavo Growers, Inc.	490	14,548
Cal-Maine Foods, Inc.	570	28,916
Dean Foods Co.(a)	6,090	118,755
Diamond Foods, Inc.(a)	840	20,504
Flowers Foods, Inc.	6,373	161,492
Green Mountain Coffee Roasters, Inc.(a)	4,470	280,761
Hain Celestial Group, Inc.(a)	2,880	239,702
Hillshire Brands Co. (The)	4,280	140,512
Ingredion, Inc.	4,210	276,850
J & J Snack Foods Corp.	400	34,228
Lancaster Colony Corp.	580	48,134
Post Holdings, Inc.(a)	2,445	105,013
Sanderson Farms, Inc.	730	46,143
Seneca Foods Corp., Class A(a)	4,300	126,076
Snyders-Lance, Inc.	1,860	55,781
Tootsie Roll Industries, Inc.	1,004	32,128
TreeHouse Foods, Inc.(a)	1,280	93,773
Whitewave Foods Co., Class A(a)	5,350	107,054
		2,012,767
GAS UTILITIES (1.1%)
Atmos Energy Corp.	3,980	176,195
Energen Corp.	2,500	195,800
National Fuel Gas Co.	2,780	198,909
New Jersey Resources Corp.	1,250	57,538
Northwest Natural Gas Co.	720	31,270
Piedmont Natural Gas Co., Inc.	2,670	91,154
Questar Corp.	6,930	163,964
South Jersey Industries, Inc.	830	49,426
Southwest Gas Corp.	1,470	79,762
The Laclede Group, Inc.	720	33,890
UGI Corp.	5,290	218,847
WGL Holdings, Inc.	1,590	71,566
		1,368,321
HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Abaxis, Inc.	2,180	77,891
ABIOMED, Inc.(a)	1,250	29,975
Align Technology, Inc.(a)	2,550	145,503
Allscripts Healthcare Solutions, Inc.(a)	6,446	89,148
Analogic Corp.	1,470	135,578
Bio-Rad Laboratories, Inc., Class A(a)	780	96,346
Cantel Medical Corp.	4,897	171,885
CONMED Corp.	1,320	47,876
Cyberonics, Inc.(a)	2,390	138,046
Cynosure, Inc.(a)	6,250	135,063
Greatbatch, Inc.(a)	4,070	155,148
Haemonetics Corp.(a)	2,190	88,826
Hanger Orthopedic Group, Inc.(a)	3,690	135,423
Hill-Rom Holdings, Inc.	2,310	95,380
Hologic, Inc.(a)	9,670	216,511

	Shares	Value
ICU Medical, Inc.(a)	1,280	$79,104
IDEXX Laboratories, Inc.(a)	1,950	210,327
Integra LifeSciences Holdings Corp.(a)	810	37,082
Invacare Corp.	8,600	184,642
Masimo Corp.	2,060	52,777
Meridian Bioscience, Inc.	1,810	44,743
Merit Medical Systems, Inc.(a)	1,625	25,984
Natus Medical, Inc.(a)	1,590	31,371
NuVasive, Inc.(a)	1,720	54,662
OSI Systems, Inc.(a)	660	48,074
ResMed, Inc.	6,990	361,663
STERIS Corp.	2,270	102,581
SurModics, Inc.(a)	580	13,677
Symmetry Medical, Inc.(a)	2,630	21,303
Thoratec Corp.(a)	3,330	143,823
West Pharmaceutical Services, Inc.	2,640	127,644
		3,298,056
HEALTH CARE PROVIDERS & SERVICES (3.0%)
Air Methods Corp.	2,780	121,542
Almost Family, Inc.	5,230	100,573
Amedisys, Inc.(a)	15,299	249,068
AMN Healthcare Services, Inc.(a)	2,360	29,264
AmSurg Corp.(a)	1,690	72,484
Bio-Reference Laboratories, Inc.(a)	5,070	164,319
Centene Corp.(a)	3,160	177,466
Chemed Corp.	820	55,612
CorVel Corp.(a)	780	32,448
Cross Country Healthcare, Inc.(a)	14,920	88,625
CryoLife, Inc.	830	7,462
Gentiva Health Services, Inc.(a)	10,730	122,858
Health Net, Inc.(a)	7,020	213,408
Healthways, Inc.(a)	1,640	15,793
Henry Schein, Inc.(a)	3,500	393,505
IPC The Hospitalist Co.(a)	760	41,640
Kindred Healthcare, Inc.	12,832	178,108
Landauer, Inc.	810	39,204
LHC Group, Inc.(a)	3,430	70,658
Magellan Health Services, Inc.(a)	2,390	140,293
Medifast, Inc.(a)	4,410	102,797
Molina Heathcare, Inc.(a)	2,975	94,129
Omnicare, Inc.	5,350	295,052
Owens & Minor, Inc.	6,205	232,191
PharMerica Corp.(a)	9,910	146,272
The Ensign Group, Inc.	1,970	83,883
VCA Antech, Inc.(a)	3,790	107,825
WellCare Group, Inc.(a)	3,590	239,381
		3,615,860
HEALTH CARE TECHNOLOGY (0.2%)
Computer Programs & Systems, Inc.	360	20,534
Healthstream, Inc.(a)	2,960	105,731
Medidata Solutions, Inc.(a)	890	98,176
Omnicell, Inc.(a)	1,350	31,145
		255,586

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.5%)
Biglari Holdings, Inc.(a)	129	$56,247
Bob Evans Farms, Inc.	2,840	162,136
Brinker International, Inc.	2,610	115,936
CEC Entertainment, Inc.	760	35,226
Cracker Barrel Old Country Store, Inc.	920	101,080
DineEquity, Inc.	590	48,421
Domino's Pizza, Inc.	2,000	134,120
International Speedway Corp., Class A	1,240	40,560
Jack in the Box, Inc.(a)	1,980	80,546
Life Time Fitness, Inc.(a)	1,550	70,401
Marcus Corp.	4,980	71,513
Marriott Vacations Worldwide Corp.(a)	1,100	55,088
Panera Bread Co., Class A(a)	988	156,025
Papa John's International, Inc.	1,390	105,181
Red Robin Gourmet Burgers, Inc.(a)	1,690	128,744
Ruby Tuesday, Inc.(a)	15,050	89,247
Sonic Corp.(a)	2,880	55,584
Texas Roadhouse, Inc., Class A	2,480	68,002
The Cheesecake Factory, Inc.	2,040	96,390
The Wendy's Co.	22,480	195,351
		1,865,798
HOUSEHOLD DURABLES (1.9%)
Ethan Allen Interiors, Inc.	2,450	65,268
Fortune Brands Home & Security, Inc.	7,620	328,270
iRobot Corp.(a)	3,430	116,174
Jarden Corp.(a)	6,365	352,366
KB HOME	3,210	54,474
La-Z-Boy, Inc.	2,010	46,391
M.D.C. Holdings, Inc.	2,870	83,775
M/I Homes, Inc.(a)	3,200	65,504
Meritage Homes Corp.(a)	1,960	88,964
Mohawk Industries, Inc.(a)	2,060	272,785
NVR, Inc.(a)	130	119,252
Ryland Group, Inc.	1,710	68,742
Standard Pacific Corp.(a)	6,870	54,479
Tempur-Pedic International, Inc.(a)	2,100	80,535
Toll Brothers, Inc.(a)	6,740	221,611
Tupperware Corp.	1,790	160,474
Universal Electronics, Inc.(a)	4,090	159,142
		2,338,206
HOUSEHOLD PRODUCTS (0.6%)
Central Garden & Pet Co., Class A(a)	11,200	82,432
Church & Dwight Co., Inc.	4,780	311,417
Energizer Holdings, Inc.	2,230	218,785
Inter Parfums, Inc.	2,670	93,877
WD-40 Co.	450	32,621
		739,132
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	1,620	82,166
INDUSTRIAL CONGLOMERATES (0.5%)
Carlisle Cos., Inc.	2,100	152,628
Koppers Holdings, Inc.	730	32,492

	Shares	Value
LSB Industries, Inc.(a)	570	$20,930
Standex International Corp.	3,250	199,908
Teleflex, Inc.	1,620	149,332
Tredegar Industries, Inc.	910	26,590
		581,880
INSURANCE (4.7%)
Alleghany Corp.(a)	527	213,656
American Financial Group, Inc.	5,060	284,676
Amerisafe, Inc.	670	25,795
Arthur J. Gallagher & Co.	4,360	206,882
Aspen Insurance Holdings, Ltd.	5,740	223,917
Brown & Brown, Inc.	4,370	139,534
eHealth, Inc.(a)	3,400	144,908
Employers Holdings, Inc.	1,320	39,692
Everest Re Group, Ltd.	2,450	376,663
Fidelity National Financial, Inc., Class A	7,750	218,162
First American Financial Corp.	9,750	252,135
HCC Insurance Holdings, Inc.	4,710	215,012
Horace Mann Educators Corp.	6,310	174,787
Infinity Property & Casualty Corp.	1,570	107,671
Kemper Corp.	4,670	172,883
Meadowbrook Insurance Group, Inc.	22,400	148,736
Mercury General Corp.	2,320	108,019
Old Republic International Corp.	16,770	281,568
Primerica, Inc.	1,180	50,681
ProAssurance Corp.	2,230	101,064
Protective Life Corp.	6,780	312,422
Reinsurance Group of America	5,190	369,424
RLI Corp.	580	54,798
Safety Insurance Group, Inc.	1,230	67,269
Selective Insurance Group, Inc.	5,630	147,900
StanCorp Financial Group, Inc.	5,030	296,267
Stewart Information Services Corp.	5,380	168,502
The Hanover Insurance Group, Inc.	5,370	314,360
The Navigators Group, Inc.(a)	1,390	78,174
Tower Group International, Ltd.	10,560	38,333
United Fire Group, Inc.	5,340	169,278
W.R. Berkley Corp.	4,980	218,672
		5,721,840
INTERNET & CATALOG RETAIL (0.3%)
HSN, Inc.	1,950	102,180
XO Group, Inc.(a)	14,630	203,064
		305,244
INTERNET SOFTWARE & SERVICES (2.7%)
AOL, Inc.(a)	2,690	97,486
Blucora, Inc.(a)	15,400	363,902
Blue Nile, Inc.(a)	420	17,249
Bottomline Technologies, Inc.(a)	1,250	39,275
comScore, Inc.(a)	1,360	36,339
Concur Technologies, Inc.(a)	2,400	251,040
DealerTrack Holdings, Inc.(a)	5,630	209,999
Dice Holdings, Inc.(a)	16,990	125,386
Digital River, Inc.(a)	4,610	82,242
Equinix, Inc.(a)	2,201	355,418

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
j2 Global, Inc.	1,600	$87,968
Liquidity Services, Inc.(a)	3,270	85,380
LivePerson, Inc.(a)	5,410	50,529
Microstrategy, Inc., Class A(a)	320	39,037
Nic, Inc.	4,470	110,051
OpenTable, Inc.(a)	3,050	211,914
Perficient, Inc.(a)	13,770	249,099
PetMed Express, Inc.	940	13,950
QuinStreet, Inc.(a)	10,260	91,212
Rackspace Hosting, Inc.(a)	5,470	280,228
Stamps.com, Inc.(a)	2,310	104,967
TIBCO Software, Inc.(a)	5,440	133,606
United Online, Inc.	15,500	133,920
ValueClick, Inc.(a)	7,190	138,120
		3,308,317
IT SERVICES (2.3%)
Acxiom Corp.(a)	3,030	100,687
Alliance Data Systems Corp.(a)	2,309	547,372
Broadridge Financial Solutions, Inc.	4,760	167,362
CACI International, Inc., Class A(a)	2,780	200,104
Ciber, Inc.(a)	47,600	154,700
Convergys Corp.	5,890	116,269
CSG Systems International, Inc.	1,380	38,447
DST Systems, Inc.	1,060	89,856
Exlservice Holdings, Inc.(a)	3,180	91,934
Gartner, Inc.(a)	3,240	190,998
iGATE Corp.(a)	3,540	112,714
LogMeIn, Inc.(a)	800	25,840
ManTech International Corp., Class A	6,350	177,419
MAXIMUS, Inc.	4,620	223,839
Science Applications International Corp.	1,160	40,890
Sykes Enterprises, Inc.(a)	5,210	97,531
Synchronoss Technologies, Inc.(a)	970	33,581
VeriFone Systems, Inc.(a)	3,800	86,108
Virtusa Corp.(a)	740	22,999
Wex, Inc.(a)	2,410	224,973
		2,743,623
LEISURE EQUIPMENT & PRODUCTS (1.1%)
Arctic Cat, Inc.	3,770	197,548
Brunswick Corp.	4,440	200,377
Callaway Golf Co.	4,870	41,054
JAKKS Pacific, Inc.	6,380	41,087
MarineMax, Inc.(a)	10,700	157,611
Polaris Industries, Inc.	3,200	419,040
Pool Corp.	2,710	147,370
Sturm Ruger & Co., Inc.	2,660	173,991
		1,378,078
LIFE SCIENCES TOOLS AND SERVICES (0.8%)
Affymetrix, Inc.(a)	7,770	54,934
Cambrex Corp.(a)	6,480	108,993
Charles River Laboratories International, Inc.(a)	2,760	135,820
Covance, Inc.(a)	1,990	177,627
Luminex Corp.(a)	7,670	149,565

	Shares	Value
PAREXEL International Corp.(a)	4,370	$199,753
Techne Corp.	1,190	103,994
		930,686
MACHINERY (4.2%)
3D Systems Corp.(a)	10,050	625,512
Actuant Corp., Class A	2,720	102,163
AGCO Corp.	4,780	279,056
Albany International Corp., Class A	1,150	42,332
Applied Industrial Technologies, Inc.	1,340	63,395
Astec Industries, Inc.	1,840	62,210
Barnes Group, Inc.	1,750	62,195
Briggs & Stratton Corp.	3,170	58,138
CIRCOR International, Inc.	590	43,524
CLARCOR, Inc.	1,510	88,305
Crane Co.	1,700	107,950
Donaldson Co., Inc.	4,500	178,245
EnPro Industries, Inc.(a)	750	44,753
Federal Signal Corp.(a)	3,070	42,028
Graco, Inc.	2,870	221,736
Harsco Corp.	2,780	77,506
IDEX Corp.	2,940	203,301
Intevac, Inc.(a)	2,390	12,189
John Bean Technologies Corp.	1,255	34,111
Kennametal, Inc.	2,570	118,220
Lincoln Electric Holdings, Inc.	4,090	283,192
Lindsay Manufacturing Co.	1,390	105,654
Lydall, Inc.(a)	7,700	140,294
Mueller Industries, Inc.	910	54,864
Nordson Corp.	3,090	222,758
Oshkosh Truck Corp.(a)	6,180	294,106
SPX Corp.	1,990	180,513
Tennant Co.	570	34,593
Terex Corp.(a)	8,530	298,124
The Timken Co.	4,140	218,634
Titan International, Inc.	1,410	20,445
Toro Co.	4,010	236,350
Trinity Industries, Inc.	4,380	221,759
Valmont Industries, Inc.	1,510	212,155
Watts Water Technologies, Inc.	940	54,313
		5,044,623
MARINE (0.4%)
Huntington Ingalls Industries, Inc.	3,880	277,614
Kirby Corp.(a)	1,960	173,440
Matson, Inc.	1,500	40,635
		491,689
MEDIA (1.1%)
Cinemark Holdings, Inc.	6,720	220,483
Digital Generation, Inc.(a)	1,450	18,343
DreamWorks Animation SKG, Inc., Class A(a)	2,700	92,448
Harte-Hanks, Inc.	2,660	21,200
Lamar Advertising Co., Class A(a)	3,290	150,386
Live Nation, Inc.(a)	13,332	259,174
Meredith Corp.	1,330	68,229

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Scholastic Corp.	4,440	$127,384
The E.W. Scripps Co., Class A(a)	5,750	113,965
The New York Times Co., Class A	5,450	75,374
Valassis Communications, Inc.	3,190	87,278
Wiley John And Sons, Class A	1,650	82,978
		1,317,242
METALS & MINING (2.1%)
A.M. Castle & Co.(a)	7,470	106,896
AK Steel Holding Corp.(a)	7,750	34,100
AMCOL International Corp.	850	27,268
Carpenter Technology Corp.	1,690	100,268
Century Aluminum Co.(a)	8,340	72,391
Commercial Metals Co.	13,510	248,044
Compass Minerals International, Inc.	1,150	85,640
Gibraltar Industries, Inc.(a)	5,450	87,254
Globe Specialty Metals, Inc.	4,310	75,597
Haynes International, Inc.	300	16,170
Kaiser Aluminum Corp.	1,240	83,638
Materion Corp.	5,560	165,744
Olympic Steel, Inc.	7,940	217,318
Reliance Steel & Aluminum Co.	3,810	279,235
Royal Gold, Inc.	2,680	128,747
RTI International Metals, Inc.(a)	1,040	35,256
Steel Dynamics, Inc.	14,380	258,409
Stillwater Mining Co.(a)	4,020	43,858
SunCoke Energy, Inc.(a)	8,520	170,400
Worthington Industries, Inc.	7,380	299,185
		2,535,418
MULTILINE RETAIL (0.9%)
Big Lots, Inc.(a)	4,600	167,256
Fred's, Inc.	9,740	157,788
Saks, Inc.(a)	8,800	140,712
The Andersons, Inc.	3,150	233,667
Tuesday Morning Corp.(a)	25,170	356,156
		1,055,579
MULTI-UTILITIES (0.8%)
Alliant Energy Corp.	3,900	203,658
Avista Corp.	2,880	80,035
MDU Resources Group, Inc.	6,890	205,184
OGE Energy Corp.	6,520	240,588
PNM Resources, Inc.	3,530	84,438
Vectren Corp.	3,150	109,998
		923,901
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	1,660	80,195
OIL, GAS & CONSUMABLE FUELS (2.4%)
Alpha Natural Resources, Inc.(a)	15,060	105,420
Approach Resources, Inc.(a)	1,200	33,780
Arch Coal, Inc.	16,190	68,646
Bill Barrett Corp.(a)	3,760	104,039
Carrizo Oil & Gas, Inc.(a)	1,350	59,184
Cimarex Energy Co.	3,000	316,050
Cloud Peak Energy, Inc.(a)	4,760	74,304

	Shares	Value
Comstock Resources, Inc.	1,740	$29,771
Contango Oil & Gas Co.	290	12,426
Dresser-Rand Group, Inc.(a)	2,620	159,217
Forest Oil Corp.(a)	4,290	20,335
Gulfport Energy Corp.(a)	4,490	263,518
HollyFrontier Corp.	10,298	474,326
Hornbeck Offshore Services, Inc.(a)	1,130	62,455
Northern Oil & Gas, Inc.(a)	8,190	134,562
Oil States International, Inc.(a)	1,960	212,915
PDC Energy, Inc.(a)	1,230	83,406
Penn Virginia Corp.(a)	1,910	16,254
PetroQuest Energy, Inc.(a)	3,140	14,821
Rosetta Resources, Inc.(a)	2,000	119,880
SM Energy Co.	2,320	205,575
Stone Energy Corp.(a)	3,480	121,313
Swift Energy Co.(a)	5,730	78,616
World Fuel Services Corp.	4,840	184,646
		2,955,459
PAPER & FOREST PRODUCTS (0.6%)
Clearwater Paper Corp.(a)	1,770	92,429
Deltic Timber Corp.	1,260	80,489
Domtar Corp.	2,180	184,668
KapStone Paper & Packaging Corp.	1,490	77,420
Louisiana-Pacific Corp.(a)	8,310	141,353
Neenah Paper, Inc.	540	22,216
P. H. Glatfelter & Co.	4,950	129,690
Wausau-Mosinee Paper Corp.	2,890	33,813
		762,078
PERSONAL PRODUCTS (0.3%)
Blyth, Inc.	5,044	69,658
Helen of Troy, Ltd.(a)	1,130	52,793
Prestige Brands Holdings, Inc.(a)	8,100	252,963
		375,414
PHARMACEUTICALS (1.6%)
Akorn, Inc.(a)	11,420	233,425
Cubist Pharmaceuticals, Inc.(a)	2,300	142,600
Endo Pharmaceuticals Holdings, Inc.(a)	4,030	176,232
Hi Tech Pharmacal Co., Inc.	430	18,529
Impax Laboratories, Inc.(a)	5,900	119,534
Mallinckrodt PLC(a)	3,330	139,893
Questcor Pharmaceuticals, Inc.	3,040	186,565
Salix Pharmaceutical, Ltd.(a)	3,300	236,775
Santarus, Inc.(a)	9,700	226,301
The Medicines Co.(a)	6,080	206,233
ViroPharma, Inc.(a)	5,560	215,839
		1,901,926
PROFESSIONAL SERVICES (0.3%)
Insperity, Inc.	2,040	78,887
Towers Watson & Co., Class A	2,250	258,322
Wageworks, Inc.(a)	960	49,162
		386,371

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
REAL ESTATE INVESTMENT TRUST (5.2%)
Acadia Realty Trust	2,257	$60,194
Alexandria Real Estate Equities, Inc.	2,350	154,583
American Campus Communities, Inc.	3,750	129,600
BioMed Realty Trust, Inc.	5,700	113,544
BRE Properties, Inc.	2,730	149,085
Camden Property Trust	2,910	186,822
Cedar Shopping Centers, Inc.	5,940	33,917
Coresite Realty Corp.	4,340	140,790
Corporate Office Properties Trust	3,370	82,902
Cousins Properties, Inc.	5,215	59,086
DiamondRock Hospitality Co.	7,410	84,400
Duke Realty Corp.	10,230	169,511
Eastgroup Properties, Inc.	1,040	66,206
EPR Properties	1,660	85,274
Equity One, Inc.	1,850	44,603
Essex Property Trust, Inc.	1,400	225,400
Extra Space Storage, Inc.	4,490	206,495
Federal Realty Investment Trust	2,420	250,712
Franklin Street Properties Corp.	3,250	42,900
Getty Realty Corp.	810	15,536
Government Properties Income Trust	770	18,827
Healthcare Realty Trust, Inc.	2,800	67,228
Highwood Properties, Inc.	2,760	106,536
Home Properties, Inc.	1,950	117,605
Hospitality Properties Trust	5,000	146,900
Inland Real Estate Corp.	4,470	47,784
Kilroy Realty Corp.	2,430	129,179
Kite Realty Group Trust	6,380	40,832
LaSalle Hotel Properties	3,250	100,913
Lexington Corp. Properties Trust	6,935	81,140
Liberty Property Trust	4,450	165,496
LTC Properties, Inc.	1,020	40,239
Mack-Cali Realty Corp.	3,380	69,493
Medical Properties Trust, Inc.	6,080	79,283
Mid-America Apartment Communities, Inc.	2,716	180,342
National Retail Properties, Inc.	3,860	132,784
OMEGA Healthcare Investors, Inc.	3,890	129,304
Parkway Properties, Inc.	1,990	36,039
Pennsylvania Real Estate Investment Trust	2,200	39,886
Post Properties, Inc.	1,940	88,736
Potlatch Corp.	1,430	58,387
PS Business Parks, Inc.	670	54,598
Rayonier, Inc.	4,270	200,775
Realty Income Corp.	6,380	265,727
Regency Centers Corp.	3,180	164,279
Sabra Healthcare REIT, Inc.	9,090	244,521
Saul Centers, Inc.	480	22,560
Senior Housing Properties Trust	6,050	149,072
SL Green Realty Corp.	3,360	317,755
Sovran Self Storage, Inc.	1,060	81,079
Tanger Factory Outlet Center	3,240	112,914
Taubman Centers, Inc.	2,190	144,080
UDR, Inc.	8,321	206,444
Universal Health Realty Income Trust	1,290	56,657
Urstadt Biddle Properties, Inc., Class A	1,160	22,898

	Shares	Value
Weingarten Realty Investors	4,310	$136,756
		6,358,608
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Alexander & Baldwin, Inc.(a)	1,500	55,500
Forestar Group, Inc.(a)	1,290	28,806
Jones Lang LaSalle, Inc.	2,070	197,064
		281,370
ROAD & RAIL (1.6%)
Arkansas Best Corp.	15,710	429,983
Atmel Corp.(a)	20,230	147,274
Con-way, Inc.	5,130	211,356
Genesee & Wyoming, Inc., Class A(a)	1,540	153,754
Heartland Express, Inc.	2,763	39,677
J.B. Hunt Transport Services, Inc.	4,030	302,371
Knight Transportation, Inc.	2,960	50,231
Landstar System, Inc.	1,520	84,041
Old Dominion Freight Line, Inc.(a)	4,610	216,209
Wabtec Corp.	4,200	273,798
Werner Enterprises, Inc.	1,870	43,309
		1,952,003
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Advanced Energy Industries, Inc.(a)	8,800	183,744
Advanced Micro Devices, Inc.(a)	4,030	13,460
ATMI, Inc.(a)	1,130	30,894
Brooks Automation, Inc.	11,470	110,571
Cabot Microelectronics Corp.(a)	710	29,032
CEVA, Inc.(a)	810	11,607
Cirrus Logic, Inc.(a)	9,800	219,814
Cohu, Inc.	3,960	37,858
Cree, Inc.(a)	5,270	320,153
Cypress Semiconductor Corp.	5,000	46,400
Diodes, Inc.(a)	1,280	31,002
DSP Group, Inc.(a)	2,040	15,198
Entropic Communications, Inc.(a)	21,560	92,277
Exar Corp.(a)	2,300	26,519
Fairchild Semiconductor International, Inc.(a)	4,960	62,843
FEI Co.	2,540	226,263
GT Advanced Technologies, Inc.(a)	27,020	202,650
Hittite Microwave Corp.(a)	950	60,696
Integrated Device Technology, Inc.(a)	6,170	65,649
International Rectifier Corp.(a)	2,330	60,673
Intersil Corp., Class A	7,590	84,704
Kopin Corp.(a)	6,100	22,387
Kulicke & Soffa Industries, Inc.(a)	14,770	190,533
Micrel, Inc.	2,500	23,000
Microsemi Corp.(a)	5,500	138,215
MKS Instruments, Inc.	1,440	42,682
Monolithic Power Systems, Inc.	4,110	130,862
Nanometrics, Inc.(a)	3,620	67,260
Pericom Semiconductor Corp.(a)	5,790	46,783
Power Integrations, Inc.	880	50,547
QLogic Corp.(a)	5,330	65,826
RF Micro Devices, Inc.(a)	12,820	67,305
Rubicon Technology, Inc.(a)	5,190	44,634

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Rudolph Technologies, Inc.(a)	10,980	$116,388
Semtech Corp.(a)	7,940	247,013
Sigma Designs, Inc.(a)	3,240	17,626
Silicon Laboratories, Inc.(a)	1,280	51,482
Skyworks Solutions, Inc.(a)	10,230	263,729
Sunedison, Inc.(a)	8,370	77,841
Supertex, Inc.	320	8,163
Tessera Technologies, Inc.	1,970	37,469
TriQuint Semiconductor, Inc.(a)	6,900	54,717
Ultratech, Inc.(a)	5,300	126,087
Veeco Instruments, Inc.(a)	3,120	91,135
		3,913,691
SOFTWARE (2.6%)
ACI Worldwide, Inc.(a)	2,520	138,902
Advent Software, Inc.	1,310	43,951
ANSYS, Inc.(a)	3,109	271,882
Blackbaud, Inc.	1,790	64,440
Cadence Design Systems, Inc.(a)	11,490	149,025
CommVault Systems, Inc.(a)	2,490	194,419
Compuware Corp.	6,720	71,770
Ebix, Inc.	1,470	16,729
EPIQ Systems, Inc.	1,695	25,357
FactSet Research Systems, Inc.	1,420	154,695
Fair Isaac Corp.	1,240	71,027
Informatica Corp.(a)	3,710	143,206
Interactive Intelligence Group, Inc.(a)	2,430	149,324
Jack Henry & Associates, Inc.	3,100	169,291
Manhattan Associates, Inc.(a)	1,690	180,002
Mentor Graphics Corp.	7,740	170,899
MICROS Systems, Inc.(a)	2,620	142,135
Monotype Imaging Holdings, Inc.	1,050	29,631
NetScout Systems, Inc.(a)	2,690	76,181
Progress Software Corp.(a)	2,030	52,699
PTC, Inc.(a)	4,240	117,533
Quality Systems, Inc.	1,600	36,512
Solarwinds, Inc.(a)	3,250	117,617
Solera Holdings, Inc.	2,370	133,241
Synopsys, Inc.(a)	5,390	196,465
Tyler Technologies, Inc.(a)	2,140	206,959
Vasco Data Security International, Inc.(a)	6,960	52,270
		3,176,162
SPECIALTY RETAIL (4.5%)
Aaron's, Inc.	2,380	67,521
Advance Auto Parts, Inc.	2,530	250,925
Aeropostale, Inc.(a)	5,140	47,751
American Eagle Outfitters, Inc.	8,580	132,904
Ann, Inc.(a)	3,640	128,710
Ascena Retail Group, Inc.(a)	10,736	212,465
Barnes & Noble, Inc.(a)	5,990	84,639
Big 5 Sporting Goods Corp.	5,180	97,954
Cabela's, Inc.(a)	2,610	154,825
Cato Corp., Class A	910	27,273
Chico's FAS, Inc.	16,800	288,120
Children's Place Retail Stores, Inc.(a)	800	43,672
Christopher & Banks Corp.(a)	1,810	10,444

	Shares	Value
Cst Brands, Inc.	1,920	$61,901
Dick's Sporting Goods, Inc.	4,640	246,894
Finish Line, Inc., Class A	1,917	48,002
Foot Locker, Inc.	7,610	264,067
Genesco, Inc.(a)	1,530	104,208
Group 1 Automotive, Inc.	2,240	143,360
Guess?, Inc.	2,140	66,875
Haverty Furniture Cos., Inc.	810	22,526
Hibbett Sports, Inc.(a)	880	51,330
Jos. A. Bank Clothiers, Inc.(a)	953	45,725
Kirkland's, Inc.(a)	8,630	153,182
Lithia Motors, Inc., Class A	770	48,395
Lumber Liquidators Holdings, Inc.(a)	2,410	275,198
Men's Wearhouse, Inc.	2,600	109,980
Movado Group, Inc.	3,160	147,351
Murphy USA, Inc.(a)	1,330	53,971
Office Depot, Inc.(a)	13,610	76,080
OfficeMax, Inc.	18,430	276,081
Rent-A-Center, Inc.	3,390	116,074
Select Comfort Corp.(a)	4,480	82,074
Signet Jewelers, Ltd.	2,720	203,075
Sonic Automotive, Inc., Class A	5,460	121,649
Stage Stores, Inc.	1,262	26,060
Stein Mart, Inc.	12,310	181,819
The Pep Boys – Manny, Moe & Jack(a)	13,580	175,725
Tractor Supply Co.	5,460	389,571
Vitamin Shoppe, Inc.(a)	1,880	88,191
Williams-Sonoma, Inc.	5,530	289,993
Zale Corp.(a)	1,360	21,257
Zumiez, Inc.(a)	760	22,526
		5,460,343
TEXTILES, APPAREL & LUXURY GOODS (1.7%)
Brown Shoe Co., Inc.	1,495	33,548
Carter's, Inc.	2,690	186,014
Crocs, Inc.(a)	3,360	40,925
Deckers Outdoor Corp.(a)	1,180	81,219
Fifth & Pacific Cos., Inc.(a)	4,270	113,112
Hanesbrands, Inc.	4,620	314,714
Iconix Brand Group, Inc.(a)	2,270	81,924
Oxford Industries, Inc.	1,300	93,301
Perry Ellis International, Inc.	5,580	106,076
Quiksilver, Inc.(a)	29,950	249,184
Skechers U.S.A., Inc., Class A(a)	1,420	41,379
Steven Madden, Ltd.(a)	4,867	178,522
The Buckle, Inc.	945	46,248
Under Armour, Inc., Class A(a)	4,360	353,814
UniFirst Corp.	540	55,523
Wolverine World Wide, Inc.	1,730	99,890
		2,075,393
THRIFTS & MORTGAGE FINANCE (1.1%)
Astoria Financial Corp.	10,690	141,215
Bank Mutual Corp.	8,600	54,696
Brookline Bancorp, Inc.	4,000	35,480
Dime Community Bancshares, Inc.	1,490	24,376
First Niagara Financial Group, Inc.	20,150	222,255

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
New York Community Bancorp, Inc.	19,310	$313,015
Northwest Bancshares, Inc.	3,000	41,970
Oritani Financial Corp.	10,590	171,770
TrustCo Bank Corp. NY	3,990	26,813
Washington Federal, Inc.	10,270	233,951
Webster Financial Corp.	3,150	87,853
		1,353,394
TRADING COMPANIES & DISTRIBUTORS (0.5%)
DXP Enterprises, Inc.(a)	350	32,165
GATX Corp.	1,590	81,964
Kaman Corp., Class A	870	32,347
MSC Industrial Direct Co., Inc., Class A	1,550	118,373
United Rentals, Inc.(a)	3,220	207,980
Watsco, Inc.	920	87,667
		560,496
WATER UTILITIES (0.2%)
American States Water Co.	1,320	37,594
Aqua America, Inc.	6,012	151,382
Calgon Carbon Corp.(a)	2,170	43,291
		232,267

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.(a)	6,310	$40,636
NTELOS Holding Corp.	750	14,280
Telephone & Data Systems, Inc.	8,460	263,783
USA Mobility, Inc.	5,310	79,225
		397,924
TOTAL COMMON STOCKS		120,315,574
MONEY MARKET FUND (0.9%)
Federated Government Obligations Fund, 0.01%(b)	1,039,483	1,039,483
TOTAL MONEY MARKET FUND		1,039,483
TOTAL INVESTMENTS (COST $83,464,251) 100.0%		121,355,057
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		50,926
NET ASSETS 100.0%		$121,405,983
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2013.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	19.5%
Canada	17.1
Japan	9.0
Brazil	7.8
Taiwan	4.1
Netherlands	4.0
Germany	3.5
Hong Kong	3.4
Mexico	3.3
Spain	3.2
Switzerland	3.0
Republic of Korea (South)	2.8
Australia	2.8
France	2.6
China	1.9
United States	1.8
Cayman Islands	1.4
India	1.3
Italy	1.2
Ireland (Republic of)	1.1
Chile	1.0
South Africa	0.8
Colombia	0.6
Sweden	0.5
Norway	0.4
Finland	0.4
Russian Federation	0.3
Philippines	0.2
Indonesia	0.2
Luxembourg	0.2
Jersey	0.1
Belgium	0.1
Portugal	0.1
Bermuda	0.1
Peru	0.0
Greece	0.0
Total Investments	99.8%
*	Percentages indicated are based on net assets as of October 31, 2013.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.9%)
AEROSPACE & DEFENSE (0.2%)
Embraer SA, Sponsored ADR	7,020	$206,318
AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR	7,100	117,505
Ryanair Holdings PLC, Sponsored ADR	3,510	176,237
		293,742
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A	4,350	368,445
AUTOMOBILES (3.5%)
Honda Motor Co. Ltd., Sponsored ADR	26,670	1,065,733
Toyota Motor Corp., Sponsored ADR	20,830	2,695,819
		3,761,552
BEVERAGES (0.7%)
Fomento Economico	8,460	789,318
CAPITAL MARKETS (2.5%)
Credit Suisse Group, Sponsored ADR	20,069	624,748
Deutsche Bank AG, Registered Shares	14,090	680,829
Nomura Holdings, Inc., Sponsored ADR	53,880	396,557
UBS AG, Registered Shares	52,073	1,008,133
		2,710,267
CHEMICALS (1.4%)
Agrium, Inc.	2,840	242,309
Potash Corp. of Saskatchewan, Inc.	13,885	431,823
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,330	64,331
Syngenta AG, Sponsored ADR	9,470	764,703
		1,503,166
COMMERCIAL BANKS (19.1%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	78,220	913,610
Banco Bradesco SA, Sponsored ADR	80,933	1,167,054
Banco de Chile, Sponsored ADR	1,702	156,295
Banco Santander Central Hispano SA, Sponsored ADR	153,684	1,369,325
Banco Santander Chile SA, Sponsored ADR	3,404	83,602
Bank of Montreal	12,750	888,675
Bank of Nova Scotia	21,110	1,282,855
Barclays PLC, Sponsored ADR	41,440	696,606
Canadian Imperial Bank of Commerce	7,940	676,091
Credicorp Ltd.	1,175	160,505
HDFC Bank Ltd., Sponsored ADR	8,810	319,362
HSBC Holdings PLC, Sponsored ADR	54,680	3,009,587
ICICI Bank Ltd., Sponsored ADR	5,750	214,590
Itau Unibanco Banco Multiplo SA, Sponsored ADR	95,070	1,465,029
Lloyds Banking Group PLC, Sponsored ADR(a)	146,625	737,524
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	199,510	1,276,864
Mizuho Financial Group, Inc., Sponsored ADR	167,990	705,558
National Bank of Greece SA, Sponsored ADR(a)	590	3,451

	Shares	Value
Royal Bank of Canada	23,650	$1,588,807
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	12,398	146,048
Shinhan Financial Group Co. Ltd., Sponsored ADR	18,350	795,289
The Toronto - Dominion Bank	16,040	1,471,189
Westpac Banking Corp., Sponsored ADR	44,275	1,445,579
		20,573,495
COMMUNICATIONS EQUIPMENT (1.0%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	101,610
BlackBerry Ltd.(a)	5,700	45,087
Nokia Oyj, Sponsored ADR(a)	51,410	392,258
Telefonektiebolaget LM Ericsson, Sponsored ADR	47,350	567,727
		1,106,682
CONSTRUCTION MATERIALS (0.6%)
Cemex SA de CV, Sponsored ADR(a)	41,150	435,367
CRH PLC, Sponsored ADR	10,660	260,957
		696,324
CONSUMER FINANCE (0.3%)
Orix Corp., Sponsored ADR	3,730	322,608
DISTRIBUTORS (0.5%)
CANON, Inc., Sponsored ADR	18,080	570,786
DIVERSIFIED CONSUMER SERVICES (1.3%)
Baidu, Inc., Sponsored ADR(a)	6,570	1,057,113
Reed Elsevier NV, Sponsored ADR	7,933	319,303
		1,376,416
DIVERSIFIED FINANCIAL SERVICES (2.2%)
Bancolombia SA, Sponsored ADR	2,510	140,886
ING Groep NV, Sponsored ADR(a)	52,110	662,839
KB Financial Group, Inc., Sponsored ADR	15,270	592,629
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,790	977,663
		2,374,017
DIVERSIFIED TELECOMMUNICATION SERVICES (4.7%)
BCE, Inc.	17,505	761,993
BT Group PLC, Sponsored ADR	12,750	773,032
China Unicom Ltd., Sponsored ADR	12,035	187,746
Nippon Telegraph & Telephone Corp., Sponsored ADR	25,590	667,899
Oi SA, Sponsored ADR	10,860	18,788
Orange SA	33,360	458,033
Portugal Telecom SGPS SA, Sponsored ADR	15,030	67,485
PT Telekomunikasi Indonesia, Sponsored ADR	5,610	228,663
Telecom Italia S.p.A., Sponsored ADR	13,160	128,442
Telefonica Brasil SA, Sponsored ADR	9,641	213,837
Telefonica SA, Sponsored ADR(a)	59,000	1,030,730
TELUS Corp.	14,230	498,904
		5,035,552

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (0.7%)
Companhia Energetica de Minas Gerais, Sponsored ADR	14,810	$132,846
CPFL Energia SA, Sponsored ADR	5,410	91,321
Enersis SA, Sponsored ADR	21,560	355,740
Korea Electric Power Corp., Sponsored ADR(a)	16,580	219,519
		799,426
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	34,330	874,385
NIDEC Corp., Sponsored ADR	8,420	205,280
		1,079,665
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Kyocera Corp., Sponsored ADR	5,740	303,933
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
LG Display Co. Ltd.(a)	10,580	123,786
ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris SA, Sponsored ADR	4,570	213,922
FOOD & STAPLES RETAILING (0.7%)
Cencosud SA	10,430	131,314
Companhia Brasileira de Distribuicao Grupo, Sponsored Preferred ADR	4,190	211,260
Delhaize Group, Sponsored ADR	2,050	131,077
Tim Hortons, Inc.	5,080	303,479
		777,130
FOOD PRODUCTS (2.8%)
BRF-Brasil Foods SA, Sponsored ADR	28,850	675,956
Unilever NV, NY Shares	35,370	1,404,896
Unilever PLC, Sponsored ADR	23,614	958,492
		3,039,344
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Qiagen NV(a)	11,690	270,740
Smith & Nephew PLC, Sponsored ADR	8,470	543,859
		814,599
HEALTH CARE PROVIDERS & SERVICES (1.1%)
Catamaran Corp.(a)	3,620	169,995
Fresenius Medical Care AG & Co., Sponsored ADR	11,700	385,164
Shire PLC, Sponsored ADR	4,690	624,239
		1,179,398
HOTELS, RESTAURANTS & LEISURE (0.4%)
Ctrip.com International Ltd(a)	3,250	176,312
InterContinental Hotels Group PLC, Sponsored ADR	7,497	220,037
		396,349
HOUSEHOLD DURABLES (0.5%)
Koninklijke Royal Philips Electronics NV, NY Shares	15,659	554,485

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	2,670	$37,060
Empresa Nacional de Electricidad SA, Sponsored ADR	4,240	191,224
		228,284
INDUSTRIAL CONGLOMERATES (1.4%)
Siemens AG, Sponsored ADR	11,940	1,528,439
INSURANCE (2.9%)
Aegon NV, NY Shares	27,340	217,626
Aviva PLC, Sponsored ADR	24,220	349,737
China Life Insurance Co. Ltd., Sponsored ADR	19,360	763,365
Manulife Financial Corp.	31,400	555,780
Prudential PLC, Sponsored ADR	19,530	799,949
Sun Life Financial, Inc.	11,850	398,871
		3,085,328
INTERNET SOFTWARE & SERVICES (0.3%)
NetEase, Inc.	2,120	143,121
Qihoo 360 Technology Co. Ltd.(a)	1,950	161,148
		304,269
IT SERVICES (0.3%)
CGI Group, Inc., Class A(a)	5,550	186,258
Wipro Ltd.	13,540	150,294
		336,552
MARINE (0.2%)
Carnival PLC, Sponsored ADR	5,920	210,752
MEDIA (2.6%)
Grupo Televisa SA, Sponsored ADR	16,570	504,391
Pearson PLC, Sponsored ADR	22,160	465,360
Reed Elsevier PLC, Sponsored ADR	8,517	478,485
Shaw Communications, Inc., Class B	13,370	319,944
Thomson Reuters Corp.	13,678	513,883
WPP PLC, Sponsored ADR	4,680	498,607
		2,780,670
METALS & MINING (7.3%)
Agnico-Eagle Mines Ltd.	2,050	60,536
AngloGold Ashanti Ltd., Sponsored ADR	7,130	107,663
ArcelorMittal, NY Shares, NY Shares	10,620	167,371
Barrick Gold Corp.	11,970	232,098
BHP Billiton Ltd., Sponsored ADR	22,750	1,608,197
BHP Billiton PLC, Sponsored ADR	15,140	933,230
Cameco Corp.	6,830	129,770
Cia Vale Do Rio, Sponsored Preferred ADR	72,140	1,056,130
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	40,941
Compania de Minas Buenaventura SA, Sponsored ADR	2,230	32,335
Eldorado Gold Corp.	8,940	60,345
Gerdau SA, Sponsored ADR	26,330	208,797
Goldcorp, Inc.	10,677	271,516
Kinross Gold Corp.	15,430	78,230
POSCO, Sponsored ADR	12,390	922,559

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Randgold Resources Ltd., Sponsored ADR	1,010	$74,639
Rio Tinto PLC, Sponsored ADR	17,052	864,536
Silver Wheaton Corp.	3,850	87,280
Southern Copper Corp.	3,193	89,244
Teck Resources Ltd.	4,623	123,619
Vale SA, Sponsored Preferred ADR	35,680	571,237
Yamana Gold, Inc.	9,050	89,867
		7,810,140
MULTI-UTILITIES (1.2%)
National Grid PLC, Sponsored ADR	16,640	1,047,155
TransAlta Corp.	9,370	126,214
Veolia Environnement, Sponsored ADR	6,824	117,441
		1,290,810
OIL, GAS & CONSUMABLE FUELS (18.3%)
BP PLC, Sponsored ADR	49,510	2,302,215
Canadian Natural Resources Ltd.	16,550	525,462
Cenovus Energy, Inc.	12,980	385,766
China Petroleum & Chemical Corp., ADR	9,996	803,379
CNOOC Ltd., Sponsored ADR	6,219	1,258,166
Ecopetrol SA, Sponsored ADR	10,740	508,646
Enbridge, Inc.	15,420	669,074
EnCana Corp.	11,080	198,554
Enerplus Corp.	2,610	45,075
ENI S.p.A., Sponsored ADR	20,280	1,030,224
Imperial Oil Ltd.	7,620	332,613
Penn West Petroleum Ltd.	5,670	63,447
PetroChina Co. Ltd., Sponsored ADR	8,455	957,698
Petroleo Brasileiro SA, Class A, Sponsored ADR	30,750	535,973
Petroleo Brasileiro SA, Sponsored ADR	80,940	1,469,870
Royal Dutch Shell PLC, Sponsored ADR	29,545	1,969,470
Royal Dutch Shell PLC, Class B, Sponsored ADR	17,920	1,245,798
Sasol Ltd., Sponsored ADR	14,570	743,361
Statoil ASA, Sponsored ADR	18,937	447,481
Suncor Energy, Inc.	23,488	853,789
Talisman Energy, Inc.	15,540	193,939
Total SA, Sponsored ADR	35,390	2,165,160
TransCanada Corp.	14,690	662,666
Ultrapar Participacoes SA, Sponsored ADR	11,580	308,375
		19,676,201
PHARMACEUTICALS (0.8%)
Elan Corp. PLC, Sponsored ADR	13,260	220,912
Valeant Pharmaceuticals International, Inc.(a)	5,550	586,746
		807,658
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.5%)
Brookfield Asset Management, Inc., Class A	14,432	571,218
ROAD & RAIL (1.2%)
Canadian National Railway Co.	8,050	884,936
Canadian Pacific Railway Ltd.	2,600	371,982
		1,256,918

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	12,300	$60,639
ADVANTEST Corp., Sponsored ADR	2,505	30,812
ARM Holdings PLC, Sponsored ADR	6,790	320,420
ASML Holding NV, NY Shares	6,897	652,732
STMicroelectronics NV, NY Shares	9,330	71,561
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	144,728	2,664,442
United Microelectronics Corp., Sponsored ADR	41,950	85,998
		3,886,604
SOFTWARE (1.8%)
Infosys Technologies Ltd., Sponsored ADR	12,820	680,229
SAP AG, Sponsored ADR	15,300	1,198,755
		1,878,984
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Gildan Activewear, Inc.	3,660	176,778
Luxottica Group S.p.A., Sponsored ADR	4,160	224,099
		400,877
WIRELESS TELECOMMUNICATION SERVICES (8.7%)
America Movil SA, Sponsored ADR	85,110	1,822,205
China Mobile Ltd., Sponsored ADR	42,280	2,199,406
China Telecom Corp. Ltd., Sponsored ADR	4,190	216,539
Chunghwa Telecom Co. Ltd., Sponsored ADR	26,395	840,417
Mobile TeleSystems, Sponsored ADR	14,475	330,030
NTT DoCoMo, Inc., Sponsored ADR	26,850	426,109
Philippine Long Distance Telephone Co., Sponsored ADR	3,170	209,696
Rogers Communications, Inc., Class B	7,740	351,473
SK Telecom Co. Ltd.	11,260	275,645
Vodafone Group PLC, Sponsored ADR	72,223	2,659,251
		9,330,771
TOTAL COMMON STOCKS		106,355,200
MONEY MARKET FUND (0.9%)
Federated Government Obligations Fund, 0.01%(b)	946,601	946,601
TOTAL MONEY MARKET FUND		946,601
TOTAL INVESTMENTS (COST $103,912,727) 99.8%		107,301,801
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		187,095
NET ASSETS 100.0%		$107,488,896
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2013.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	20.5%
U.S. Government Agency Mortgage-Backed Obligations	15.4
U.S. Government Agencies	7.3
Commercial Banks	5.8
Money Market Funds	3.6
Food Products	3.5
Insurance	3.3
Capital Markets	3.1
Electric Utilities	2.9
Consumer Finance	2.8
Diversified Financial Services	2.6
Chemicals	2.5
Beverages	2.4
Oil, Gas & Consumable Fuels	2.4
Semiconductors & Semiconductor Equipment	2.3
Road & Rail	1.9
Oil & Gas – Integrated	1.8
Household Products	1.7
Multiline Retail	1.7
Electronic Equipment & Instruments	1.5
Metals & Mining	1.4
Pharmaceuticals	1.4
Utilities — Telecommunications	1.2
Consumer Staples	0.8
Hotels, Restaurants & Leisure	0.7
Specialty Retail	0.7
Mortgage Backed Securities – Financial Services	0.7
Household Durables	0.7
Financial Services	0.6
Industrial Conglomerates	0.6
Mortgage Backed Securities – Religious Organizations	0.6
Computers & Peripherals	0.4
Diversified Consumer Services	0.3
Total Investments	99.1%
*	Percentages indicated are based on net assets as of October 31, 2013.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (52.3%)
BEVERAGES (2.4%)
PepsiCo, Inc., 3.00%, 8/25/21	$3,435,000	$3,412,831
CAPITAL MARKETS (3.1%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,754,241
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,583,227
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,114,627
		4,452,095
CHEMICALS (2.5%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,103,155
E.I. du Pont de Nemour & Co., 3.63%, 1/15/21	1,000,000	1,040,583
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,352,239
		3,495,977
COMMERCIAL BANKS (5.8%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,021,033
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,608,793
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,179,844
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,190,250
National City Corp., 4.90%, 1/15/15	1,000,000	1,051,004
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,151,078
		8,202,002
COMPUTERS & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	554,303
CONSUMER FINANCE (2.8%)
Caterpillar Financial Services Corp., 2.85%, 6/1/22	1,000,000	967,111
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,020,268
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	967,673
		3,955,052
CONSUMER STAPLES (0.8%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,113,186
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	439,168
DIVERSIFIED FINANCIAL SERVICES (2.6%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,375,128
Citigroup, Inc., 4.88%, 5/7/15	500,000	526,894
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,717,429
		3,619,451
ELECTRIC UTILITIES (2.9%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,333,883
Entergy Gulf States Louisiana, LLC, 3.95%, 10/1/20	1,500,000	1,574,555
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,135,617
		4,044,055
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	958,742
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,161,303
		2,120,045

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
FINANCIAL SERVICES (0.6%)
BlackRock, Inc., 6.25%, 9/15/17	$733,000	$858,580
FOOD PRODUCTS (3.5%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,657,506
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,632,293
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,627,363
		4,917,162
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	975,524
HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,002,592
HOUSEHOLD PRODUCTS (1.7%)
Kimberly-Clark Corp., 2.40%, 3/1/22	2,585,000	2,480,098
INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	794,806
INSURANCE (3.3%)
Allstate Corp., 5.00%, 8/15/14	500,000	517,684
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,166,297
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	909,216
Prudential Financial, Inc., 5.87%, 9/15/42(a)	2,000,000	2,030,000
		4,623,197
METALS & MINING (1.4%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,056,198
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35(a)	1,000,000	927,554
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (0.6%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 12/15/13 @ 100)(d)(e)	73,000	41,788
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 12/15/13 @ 100)(d)(e)	106,000	60,682
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 3/15/14 @ 100)(d)(e)	90,000	51,522
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 12/15/13 @ 100)(d)(e)	63,000	36,008
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 12/15/13 @ 100)(d)(e)	63,000	36,066
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 1/21/15 @ 100)(d)(e)	152,000	91,713
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 7/21/15 @ 100)(d)(e)	101,000	60,941
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 1/21/14 @ 100)(d)(e)	203,000	122,485
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 1/21/17 @ 100)(d)(e)	212,000	127,915
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 1/21/17 @ 100)(d)(e)	46,000	27,755
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 1/21/20 @ 100)(d)(e)	86,000	51,890
Metropolitan Baptist Church, 7.90%, 7/12/13(d)(e)	29,000	7,581
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 1/12/14 @ 100)(d)(e)	71,000	18,522
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 1/12/14 @ 100)(d)(e)	74,000	19,451
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 1/12/14 @ 100)(d)(e)	90,000	23,761
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 1/12/14 @ 100)(d)(e)	23,000	6,050
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 1/12/14 @ 100)(d)(e)	121,000	31,784
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 1/12/14 @ 100)(d)(e)	87,000	22,969
New Life Anointed Ministries International, Inc., 7.40%, 12/21/17(d)(e)	44,000	442
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 12/21/13 @ 100)(d)(e)	147,000	1,481
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 12/21/13 @ 100)(d)(e)	111,000	1,117

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 12/21/13 @ 100)(d)(e)	$152,000	$1,535
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 12/21/13 @ 100)(d)(e)	158,000	1,588
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 12/21/13 @ 100)(d)(e)	165,000	1,659
		846,705
MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,458,068
OIL & GAS – INTEGRATED (1.8%)
ConocoPhillips, 4.60%, 1/15/15	500,000	524,089
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,410,067
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	604,141
		2,538,297
OIL, GAS & CONSUMABLE FUELS (2.4%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	1,000,000	989,541
Gulf South Pipeline Co., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,493,106
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	982,874
		3,465,521
PHARMACEUTICALS (1.4%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	2,000,000	1,989,914
ROAD & RAIL (1.9%)
Ryder System, Inc., 2.50%, 3/1/17, (Callable 2/1/17 @ 100)	750,000	762,623
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	1,915,116
		2,677,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,040,934
Applied Materials, Inc., 7.13%, 10/15/17	500,000	589,823
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,561,131
		3,191,888
SPECIALTY RETAIL (0.7%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,034,541
UTILITIES-TELECOMMUNICATIONS (1.2%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,672,725
TOTAL CORPORATE BONDS		73,919,274
U.S. GOVERNMENT AGENCIES (7.3%)
Federal Farm Credit Bank
2.63%, 4/17/14	2,000,000	2,023,036
2.94%, 10/1/20	2,000,000	2,020,470
		4,043,506
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	1,986,764
3.50%, 7/29/21	2,000,000	2,111,008
4.75%, 6/8/18	2,000,000	2,295,808
		6,393,580
TOTAL U.S. GOVERNMENT AGENCIES		10,437,086
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (15.4%)
Federal Home Loan Mortgage Corp.
2.77%(a), 10/1/37	141,056	149,229

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
4.00%, 12/15/25	$2,500,000	$2,598,673
5.00%, 7/15/19	228,227	242,067
5.00%, 11/1/37	126,656	136,191
5.72%(a), 5/1/36	165,605	173,278
6.00%, 8/1/36	13,276	14,485
6.00%, 3/1/38	175,494	191,131
		3,505,054
Federal National Mortgage Assoc.
0.38%, 7/5/16	2,000,000	1,989,134
0.59%(a), 11/25/36	330,813	331,481
1.63%, 10/26/15	2,000,000	2,049,744
2.20%(a), 7/1/35	2,351,629	2,492,579
2.38%, 4/11/16	2,000,000	2,089,822
2.57%(a), 5/1/36	309,066	323,674
5.00%, 1/1/35	57,069	61,969
5.50%, 8/1/36	103,342	113,093
5.50%, 9/1/36	58,668	63,416
5.70%(a), 10/1/36	156,934	168,518
5.76%(a), 7/1/36	247,804	267,218
6.00%, 6/1/36	530,311	576,017
6.00%, 9/1/36	239,689	264,770
6.00%, 5/1/37	126,076	138,952
		10,930,387
Government National Mortgage Assoc.
4.25%, 10/20/38	1,051,570	1,112,379
4.50%, 8/20/38	468,361	495,015
4.50%, 5/20/39	1,608,162	1,685,663
4.50%, 6/15/40	987,269	1,068,573
4.50%, 1/20/41	1,671,804	1,779,880
5.00%, 5/20/40	505,724	538,826
5.50%, 12/20/38	87,335	92,040
5.50%(a), 1/20/39	88,243	93,732
6.00%, 6/15/37	130,436	143,806
6.00%, 10/15/37	153,176	169,015
6.50%, 10/20/38	98,475	102,614
		7,281,543
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		21,716,984

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS (20.5%)
U.S. Treasury Notes
1.38%, 2/28/19	$4,000,000	$3,990,000
1.63%, 11/15/22	5,650,000	5,274,806
2.00%, 4/30/16	3,000,000	3,116,250
2.00%, 11/15/21	5,000,000	4,921,875
2.00%, 2/15/22	7,000,000	6,856,717
2.13%, 5/31/15	1,500,000	1,544,355
3.13%, 5/15/19	3,000,000	3,263,673
TOTAL U.S. TREASURY OBLIGATIONS		28,967,676
MONEY MARKET FUND (3.6%)
Federated Government Obligations Fund, 0.01%(a)	5,138,820	5,138,820
TOTAL MONEY MARKET FUND		5,138,820
TOTAL INVESTMENTS (COST $139,836,982) 99.1%		140,179,840
OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%		1,153,099
NET ASSETS 100.0%		$141,332,939
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2013.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to October 31, 2013.
(e)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.

LLC – Limited Liability Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	62.4%
Canada	10.8
United Kingdom	8.3
China	3.4
Ireland (Republic of)	3.4
Switzerland	3.4
Australia	3.3
Germany	2.2
Italy	1.5
Japan	1.1
Total Investments	99.8%
*	Percentages indicated are based on net assets as of October 31, 2013.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (2.8%)
Lockheed Martin Corp.	13,300	$1,773,422
Raytheon Co.	29,840	2,457,921
		4,231,343
CHEMICALS (2.8%)
Sensient Technologies Corp.	51,590	2,689,387
Syngenta AG, Sponsored ADR	18,840	1,521,330
		4,210,717
COMMERCIAL BANKS (11.4%)
Bank of Montreal	56,600	3,945,020
Bank of Nova Scotia	56,740	3,448,090
Cullen/Frost Bankers, Inc.	24,480	1,732,939
HSBC Holdings PLC, Sponsored ADR	34,700	1,909,888
Tompkins Financial Corp.	41,250	2,034,450
Westpac Banking Corp., Sponsored ADR	117,600	3,839,640
		16,910,027
DISTRIBUTORS (4.2%)
CANON, Inc., Sponsored ADR	53,690	1,694,994
Genuine Parts Co.	58,110	4,580,811
		6,275,805
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
BCE, Inc.	64,000	2,785,920
ELECTRIC UTILITIES (1.7%)
PPL Corp.	81,570	2,498,489
ELECTRICAL EQUIPMENT (5.4%)
ABB Ltd., Sponsored ADR	141,430	3,602,222
Hubbell, Inc., Class B	40,610	4,367,199
		7,969,421
ENERGY EQUIPMENT & SERVICES (1.8%)
Ensco PLC, Class A	45,560	2,626,534
FOOD & STAPLES RETAILING (1.5%)
SYSCO Corp.	69,040	2,232,754
FOOD PRODUCTS (3.2%)
B&G Foods, Inc.	34,640	1,172,564
Campbell Soup Co.	44,540	1,896,068
ConAgra Foods, Inc.	51,010	1,622,628
		4,691,260
HEALTH CARE EQUIPMENT & SUPPLIES (7.7%)
Baxter International, Inc.	22,470	1,480,099
Covidien PLC	33,750	2,163,713
Medtronic, Inc.	60,370	3,465,238
Meridian Bioscience, Inc.	99,670	2,463,842
Smith & Nephew PLC, Sponsored ADR	29,340	1,883,921
		11,456,813

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (3.5%)
Darden Restaurants, Inc.	30,010	$1,546,415
McDonald's Corp.	37,770	3,645,561
		5,191,976
HOUSEHOLD PRODUCTS (2.5%)
Kimberly-Clark Corp.	18,360	1,982,880
Procter & Gamble Co.	21,080	1,702,210
		3,685,090
INDUSTRIAL CONGLOMERATES (2.2%)
Siemens AG, Sponsored ADR	25,760	3,297,538
IT SERVICES (5.7%)
Accenture PLC, Class A	40,980	3,012,030
Automatic Data Processing, Inc.	44,730	3,353,408
Broadridge Financial Solutions, Inc.	60,940	2,142,651
		8,508,089
LEISURE EQUIPMENT & PRODUCTS (3.2%)
Mattel, Inc.	107,290	4,760,457
MEDIA (5.4%)
Gannett Co., Inc.	98,430	2,723,558
Reed Elsevier PLC, Sponsored ADR	52,410	2,944,394
Shaw Communications, Inc., Class B	100,150	2,396,589
		8,064,541
METALS & MINING (1.5%)
BHP Billiton Ltd., Sponsored ADR	14,900	1,053,281
IAMGOLD Corp.	226,820	1,156,782
		2,210,063
MULTI-UTILITIES (3.4%)
National Grid PLC, Sponsored ADR	45,920	2,889,746
SCANA Corp.	18,380	857,059
TECO Energy, Inc.	73,390	1,260,106
		5,006,911
OIL, GAS & CONSUMABLE FUELS (10.5%)
Chevron Corp.	22,000	2,639,120
China Petroleum & Chemical Corp., ADR	38,955	3,130,813
ConocoPhillips	44,590	3,268,447
ENI S.p.A., Sponsored ADR	43,070	2,187,956
PetroChina Co. Ltd., Sponsored ADR	17,140	1,941,448
TransCanada Corp.	54,720	2,468,419
		15,636,203
REAL ESTATE INVESTMENT TRUST (5.2%)
Government Properties Income Trust	60,260	1,473,357
LTC Properties, Inc.	48,900	1,929,105
Public Storage, Inc.	17,290	2,886,911
Senior Housing Properties Trust	55,290	1,362,346
		7,651,719

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2013 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
Analog Devices, Inc.	42,640	$2,102,152
Intel Corp.	107,290	2,621,094
KLA-Tencor Corp.	36,060	2,365,536
Linear Technology Corp.	34,320	1,411,925
		8,500,707
SOFTWARE (3.6%)
CA, Inc.	75,240	2,389,622
Microsoft Corp.	83,870	2,964,805
		5,354,427
THRIFTS & MORTGAGE FINANCE (2.2%)
Northwest Bancshares, Inc.	78,050	1,091,920
People's United Financial, Inc.	146,080	2,107,934
		3,199,854
TOTAL COMMON STOCKS		146,956,658

	Shares	Value
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, 0.01%(a)	1,208,157	$1,208,157
TOTAL MONEY MARKET FUND		1,208,157
TOTAL INVESTMENTS (COST $119,318,448) 99.8%		148,164,815
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		312,905
NET ASSETS 100.0%		$148,477,720
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2013.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2013 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $135,107,713, $83,464,251, $103,912,727, $139,836,982 and $119,318,448, respectively)	$192,789,627	$121,355,057	$107,301,801	$140,179,840	$148,164,815
Cash	—	43,665	—	713	—
Receivable for investments sold	—	—	—	14,671	—
Receivable for capital shares issued	163,373	63,331	78,131	162,408	80,311
Interest and dividend receivable	169,270	41,709	175,560	1,056,916	308,360
Reclaims receivable	—	—	—	—	2,138
Prepaid expenses and other assets	20,946	15,371	11,871	18,912	16,319
Total assets	193,143,216	121,519,133	107,567,363	141,433,460	148,571,943
Liabilities:
Payable for capital shares redeemed	19,412	9,970	5,865	17	9,338
Investment advisory fees	24,220	15,237	27,098	29,732	36,741
Consulting fees	16,148	10,152	9,031	11,912	12,244
Compliance service fees	1,713	1,088	975	1,203	1,315
Administration fees	10,188	6,400	5,697	7,530	7,723
Distribution fees – Individual Class	5,077	11,404	2,756	2,698	3,830
Administrative services fee – Individual Class	4,368	7,810	2,693	1,603	3,656
Fund accounting fees	4,453	5,358	2,220	4,677	2,264
Transfer agent fees	11,776	19,402	5,169	12,124	3,402
Custodian fees	6,363	4,228	2,541	5,835	2,181
Other accrued liabilities	30,402	22,101	14,422	23,190	11,529
Total liabilities	134,120	113,150	78,467	100,521	94,223
Net Assets	$193,009,096	$121,405,983	$107,488,896	$141,332,939	$148,477,720
Composition of Net Assets:
Capital (par value and paid-in surplus)	122,339,336	75,290,999	116,521,119	142,305,795	124,166,300
Accumulated undistributed/(distributions in excess of) net investment income	163,488	(57,952)	44,404	117,936	340,996
Accumulated net realized gain/(loss) from investment transactions	12,824,358	8,282,130	(12,465,571)	(1,433,650)	(4,876,133)
Unrealized appreciation from investments	57,681,914	37,890,806	3,388,944	342,858	28,846,557
Net Assets	$193,009,096	$121,405,983	$107,488,896	$141,332,939	$148,477,720
Individual Class
Net Assets	$24,627,757	$54,695,785	$13,165,907	$13,046,640	$18,596,573
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	663,506	3,330,562	577,575	528,140	651,093
Net asset value, offering and redemption price per share	$37.12	$16.42	$22.79	$24.70	$28.56
Institutional Class
Net Assets	$168,381,339	$66,710,198	$94,322,989	$128,286,299	$129,881,147
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	4,556,435	4,026,126	4,129,241	5,217,766	4,541,797
Net asset value, offering and redemption price per share	$36.95	$16.57	$22.84	$24.59	$28.60

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2013 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$1,905,317	$—
Dividend (net of foreign withholding tax of $473, $0, $79,762, $0 and $52,089, respectively)	1,743,871	696,221	1,690,519	184	2,553,843
Total investment income	1,743,871	696,221	1,690,519	1,905,501	2,553,843
Expenses:
Investment advisory fees	140,909	86,751	151,208	173,385	211,167
Consulting fees	94,096	57,929	50,484	69,467	70,505
Compliance service fees	10,014	6,165	5,372	7,392	7,503
Administration fees	59,473	36,613	31,907	43,905	44,562
Distribution fees – Individual Class	27,996	63,877	14,715	14,527	21,152
Administrative services fees – Individual Class	11,198	7,665	5,886	5,811	8,461
Fund accounting fees	71,235	51,551	38,105	56,852	49,929
Transfer agent fees	26,086	35,564	13,786	22,401	14,579
Custodian fees	13,406	7,182	6,838	10,136	9,432
Directors fees	13,633	7,436	7,315	12,061	9,292
Professional fees	26,683	15,196	15,377	18,778	21,296
Printing fees	7,215	4,791	4,903	5,571	6,209
Miscellaneous fees	45,468	53,962	29,595	40,201	35,628
Total expenses	547,412	434,682	375,491	480,487	509,715
Net investment income	1,196,459	261,539	1,315,028	1,425,014	2,044,128
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	6,837,888	3,579,036	(71,194)	(79,921)	3,631,222
Net change in unrealized appreciation/ (depreciation) from investments	16,001,980	13,433,184	4,690,275	(4,701,207)	3,430,270
Net realized and unrealized gain/(loss) from investments	22,839,868	17,012,220	4,619,081	(4,781,128)	7,061,492
Change in net assets resulting from operations	$24,036,327	$17,273,759	$5,934,109	$(3,356,114)	$9,105,620

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,196,459	$2,391,923
Net realized gain from investment transactions	6,837,888	8,518,863
Net change in unrealized appreciation from investments	16,001,980	18,380,416
Change in net assets resulting from operations	24,036,327	29,291,202
Distributions to shareholders from:
Net investment income:
Individual Class	(103,492)	(195,260)
Institutional Class	(1,041,707)	(2,191,604)
Net realized gains:
Individual Class	—	(248,666)
Institutional Class	—	(2,168,734)
Change in net assets from shareholder distributions	(1,145,199)	(4,804,264)
Capital Transactions:
Individual Class
Proceeds from shares issued	$5,299,506	$5,140,886
Dividends reinvested	101,647	439,455
Cost of shares redeemed	(4,342,281)	(5,437,467)
Change in Individual Class from capital transactions	1,058,872	142,874
Institutional Class
Proceeds from shares issued	7,385,841	16,804,171
Dividends reinvested	1,033,034	4,319,863
Cost of shares redeemed	(23,682,640)	(30,353,814)
Change in Institutional Class from capital transactions	(15,263,765)	(9,229,780)
Change in net assets from capital transactions	$(14,204,893)	$(9,086,906)
Change in net assets	8,686,235	15,400,032
Net Assets:
Beginning of period	184,322,861	168,922,829
End of period	$193,009,096	$184,322,861
Accumulated undistributed net investment income	$163,488	$112,228
Share Transactions:
Individual Class
Issued	150,832	173,780
Reinvested	2,949	15,022
Redeemed	(125,233)	(185,238)
Change in Individual	28,548	3,564
Institutional Class
Issued	212,527	582,462
Reinvested	30,187	148,427
Redeemed	(680,728)	(1,012,336)
Change in Institutional	(438,014)	(281,447)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013
	(Unaudited)
Change in net assets from operations:
Net investment income	$261,539	$749,433
Net realized gain from investment transactions	3,579,036	7,251,155
Net change in unrealized appreciation from investments	13,433,184	7,815,653
Change in net assets resulting from operations	17,273,759	15,816,241
Distributions to shareholders from:
Net investment income:
Individual Class	(106,064)	(313,283)
Institutional Class	(220,560)	(527,745)
Net realized gains:
Individual Class	—	(2,875,735)
Institutional Class	—	(3,824,868)
Change in net assets from shareholder distributions	(326,624)	(7,541,631)
Capital Transactions:
Individual Class
Proceeds from shares issued	$2,993,884	$2,731,371
Dividends reinvested	99,090	2,934,568
Cost of shares redeemed	(3,325,118)	(6,096,255)
Change in Individual Class from capital transactions	(232,144)	(430,316)
Institutional Class
Proceeds from shares issued	4,640,985	5,952,731
Dividends reinvested	219,107	4,334,130
Cost of shares redeemed	(9,790,789)	(10,740,061)
Change in Institutional Class from capital transactions	(4,930,697)	(453,200)
Change in net assets from capital transactions	$(5,162,841)	$(883,516)
Change in net assets	11,784,294	7,391,094
Net Assets:
Beginning of period	109,621,689	102,230,595
End of period	$121,405,983	$109,621,689
Accumulated undistributed/(distributions in excess of) net investment income	$(57,952)	$7,133
Share Transactions:
Individual Class
Issued	193,205	204,701
Reinvested	6,628	230,174
Redeemed	(217,083)	(465,511)
Change in Individual	(17,250)	(30,636)
Institutional Class
Issued	296,197	442,515
Reinvested	14,511	337,272
Redeemed	(631,501)	(796,096)
Change in Institutional	(320,793)	(16,309)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,315,028	$2,361,991
Net realized gain/(loss) from investment transactions	(71,194)	668,308
Net change in unrealized appreciation from investments	4,690,275	4,552,206
Change in net assets resulting from operations	5,934,109	7,582,505
Distributions to shareholders from:
Net investment income:
Individual Class	(172,734)	(209,203)
Institutional Class	(1,460,470)	(2,053,292)
Change in net assets from shareholder distributions	(1,633,204)	(2,262,495)
Capital Transactions:
Individual Class
Proceeds from shares issued	$2,570,995	$2,973,339
Dividends reinvested	170,265	206,448
Cost of shares redeemed	(1,405,454)	(2,393,984)
Change in Individual Class from capital transactions	1,335,806	785,803
Institutional Class
Proceeds from shares issued	7,016,129	11,711,529
Dividends reinvested	1,401,175	1,916,387
Cost of shares redeemed	(5,224,179)	(16,135,533)
Change in Institutional Class from capital transactions	3,193,125	(2,507,617)
Change in net assets from capital transactions	$4,528,931	$(1,721,814)
Change in net assets	8,829,836	3,598,196
Net Assets:
Beginning of period	98,659,060	95,060,864
End of period	$107,488,896	$98,659,060
Accumulated undistributed net investment income	$44,404	$362,580
Share Transactions:
Individual Class
Issued	119,831	142,357
Reinvested	8,275	10,283
Redeemed	(64,742)	(115,506)
Change in Individual	63,364	37,134
Institutional Class
Issued	331,792	569,096
Reinvested	67,947	95,082
Redeemed	(240,365)	(768,332)
Change in Institutional	159,374	(104,154)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,425,014	$3,117,432
Net realized gain/(loss) from investment transactions	(79,921)	884,965
Net change in unrealized appreciation/(depreciation) from investments	(4,701,207)	559,723
Change in net assets resulting from operations	(3,356,114)	4,562,120
Distributions to shareholders from:
Net investment income:
Individual Class	(116,941)	(280,707)
Institutional Class	(1,461,538)	(3,403,965)
Change in net assets from shareholder distributions	(1,578,479)	(3,684,672)
Capital Transactions:
Individual Class
Proceeds from shares issued	$3,134,949	$1,074,373
Dividends reinvested	116,399	280,033
Cost of shares redeemed	(1,409,629)	(1,828,375)
Change in Individual Class from capital transactions	1,841,719	(473,969)
Institutional Class
Proceeds from shares issued	7,087,693	11,271,549
Dividends reinvested	1,448,707	3,374,334
Cost of shares redeemed	(4,820,119)	(10,523,880)
Change in Institutional Class from capital transactions	3,716,281	4,122,003
Change in net assets from capital transactions	$5,558,000	$3,648,034
Change in net assets	623,407	4,525,482
Net Assets:
Beginning of period	140,709,532	136,184,050
End of period	$141,332,939	$140,709,532
Accumulated undistributed net investment income	$117,936	$271,401
Share Transactions:
Individual Class
Issued	127,802	42,086
Reinvested	4,761	11,009
Redeemed	(56,950)	(71,571)
Change in Individual	75,613	(18,476)
Institutional Class
Issued	289,716	444,004
Reinvested	59,557	133,369
Redeemed	(196,085)	(412,960)
Change in Institutional	153,188	164,413

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013
	(Unaudited)
Change in net assets from operations:
Net investment income	$2,044,128	$3,548,687
Net realized gain from investment transactions	3,631,222	950,926
Net change in unrealized appreciation from investments	3,430,270	10,924,083
Change in net assets resulting from operations	9,105,620	15,423,696
Distributions to shareholders from:
Net investment income:
Individual Class	(235,025)	(338,753)
Institutional Class	(1,910,588)	(3,211,858)
Change in net assets from shareholder distributions	(2,145,613)	(3,550,611)
Capital Transactions:
Individual Class
Proceeds from shares issued	$2,882,808	$4,643,632
Dividends reinvested	234,316	338,472
Cost of shares redeemed	(1,418,426)	(3,667,359)
Change in Individual Class from capital transactions	1,698,698	1,314,745
Institutional Class
Proceeds from shares issued	6,088,779	10,886,263
Dividends reinvested	1,910,507	3,211,858
Cost of shares redeemed	(8,871,898)	(11,716,533)
Change in Institutional Class from capital transactions	(872,612)	2,381,588
Change in net assets from capital transactions	$826,086	$3,696,333
Change in net assets	7,786,093	15,569,418
Net Assets:
Beginning of period	140,691,627	125,122,209
End of period	$148,477,720	$140,691,627
Accumulated undistributed net investment income	$340,996	$442,481
Share Transactions:
Individual Class
Issued	105,258	187,379
Reinvested	8,793	13,887
Redeemed	(51,818)	(148,058)
Change in Individual	62,233	53,208
Institutional Class
Issued	221,990	451,928
Reinvested	71,654	131,514
Redeemed	(322,563)	(463,966)
Change in Institutional	(28,919)	119,476

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2013 (Unaudited)	$32.87	0.17	4.24	4.41
Year ended April 30, 2013	28.71	0.32	4.57	4.89
Year ended April 30, 2012	28.44	0.25	0.26	0.51
Year ended April 30, 2011	24.08	0.18	4.37	4.55
Year ended April 30, 2010	16.57	0.19	7.53	7.72
Year ended April 30, 2009	28.09	0.30	(10.23)	(9.93)
Institutional Class
Six Months ended October 31, 2013 (Unaudited)	$32.73	0.23	4.21	4.44
Year ended April 30, 2013	28.58	0.42	4.56	4.98
Year ended April 30, 2012	28.32	0.34	0.25	0.59
Year ended April 30, 2011	23.97	0.26	4.36	4.62
Year ended April 30, 2010	16.48	0.26	7.49	7.75
Year ended April 30, 2009	27.95	0.37	(10.19)	(9.82)
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2013 (Unaudited)	$14.18	0.02	2.25	2.27
Year ended April 30, 2013	13.15	0.08	1.94	2.02
Year ended April 30, 2012	13.81	0.03	(0.22)	(0.19)
Year ended April 30, 2011	11.30	0.02	2.52	2.54
Year ended April 30, 2010	7.36	0.03	3.94	3.97
Year ended April 30, 2009	10.78	0.07	(3.26)	(3.19)
Institutional Class
Six Months ended October 31, 2013 (Unaudited)	$14.30	0.04	2.28	2.32
Year ended April 30, 2013	13.25	0.11	1.95	2.06
Year ended April 30, 2012	13.91	0.06	(0.22)	(0.16)
Year ended April 30, 2011	11.38	0.06	2.53	2.59
Year ended April 30, 2010	7.40	0.06	3.97	4.03
Year ended April 30, 2009	10.84	0.08	(3.27)	(3.19)
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2013 (Unaudited)	$21.96	0.25	0.90	1.15
Year ended April 30, 2013	20.85	0.46	1.09	1.55
Year ended April 30, 2012	24.96	0.48	(4.11)	(3.63)
Year ended April 30, 2011	21.80	0.38	3.16	3.54
Year ended April 30, 2010	16.29	0.43	5.50	5.93
Year ended April 30, 2009	29.28	0.47	(12.84)	(12.37)
Institutional Class
Six Months ended October 31, 2013 (Unaudited)	$22.01	0.29	0.90	1.19
Year ended April 30, 2013	20.89	0.53	1.10	1.63
Year ended April 30, 2012	25.01	0.55	(4.12)	(3.57)
Year ended April 30, 2011	21.84	0.45	3.17	3.62
Year ended April 30, 2010	16.32	0.49	5.52	6.01
Year ended April 30, 2009	29.33	0.55	(12.88)	(12.33)
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2013 (Unaudited)	$25.62	0.21	(0.88)	(0.67)
Year ended April 30, 2013	25.47	0.50	0.26	0.76
Year ended April 30, 2012	25.20	0.62	0.32	0.94
Year ended April 30, 2011	25.09	0.64	0.21	0.85
Year ended April 30, 2010	24.23	0.77	0.86	1.63
Year ended April 30, 2009	24.52	0.92	(0.24)	0.68
Institutional Class
Six Months ended October 31, 2013 (Unaudited)	$25.49	0.26	(0.87)	(0.61)
Year ended April 30, 2013	25.34	0.59	0.26	0.85
Year ended April 30, 2012	25.08	0.70	0.32	1.02
Year ended April 30, 2011	24.97	0.72	0.21	0.93
Year ended April 30, 2010	24.11	0.87	0.84	1.71
Year ended April 30, 2009	24.41	0.99	(0.24)	0.75
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2013 (Unaudited)	$27.24	0.35	1.35	1.70
Year ended April 30, 2013	25.07	0.61	2.17	2.78
Year ended April 30, 2012	24.71	0.58	0.32	0.90
Year ended April 30, 2011	21.59	0.52	3.12	3.64
Year ended April 30, 2010	15.99	0.55	5.61	6.16
Year ended April 30, 2009	25.11	0.74	(9.13)	(8.39)
Institutional Class
Six Months ended October 31, 2013 (Unaudited)	$27.27	0.41	1.35	1.76
Year ended April 30, 2013	25.09	0.69	2.18	2.87
Year ended April 30, 2012	24.74	0.67	0.31	0.98
Year ended April 30, 2011	21.61	0.57	3.15	3.72
Year ended April 30, 2010	16.00	0.63	5.61	6.24
Year ended April 30, 2009	25.12	0.81	(9.14)	(8.33)
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

STEWARD FUNDS
FINANCIALS HIGHLIGHTS

	Distributions:						Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2013 (Unaudited)	(0.16)	—	(0.16)	$37.12	13.46%	$24,628	0.89%	0.96%	8%
Year ended April 30, 2013	(0.32)	(0.41)	(0.73)	32.87	17.38%	20,872	0.91%	1.08%	26%
Year ended April 30, 2012	(0.24)	—	(0.24)	28.71	1.87%	18,127	0.91%	0.91%	20%
Year ended April 30, 2011	(0.19)	—	(0.19)	28.44	19.02%	20,394	0.89%	0.72%	22%
Year ended April 30, 2010	(0.21)	—	(0.21)	24.08	46.80%	11,851	0.86%	0.92%	36%
Year ended April 30, 2009	(0.30)	(1.29)	(1.59)	16.57	(35.20)%	16,950	0.93%	1.47%	23%
Institutional Class
Six Months ended October 31, 2013 (Unaudited)	(0.22)	—	(0.22)	$36.95	13.62%	$168,381	0.54%	1.32%	8%
Year ended April 30, 2013	(0.42)	(0.41)	(0.83)	32.73	17.82%	163,450	0.56%	1.43%	26%
Year ended April 30, 2012	(0.33)	—	(0.33)	28.58	2.21%	150,796	0.56%	1.26%	20%
Year ended April 30, 2011	(0.27)	—	(0.27)	28.32	19.47%	156,079	0.54%	1.06%	22%
Year ended April 30, 2010	(0.26)	—	(0.26)	23.97	47.30%	139,999	0.51%	1.26%	36%
Year ended April 30, 2009	(0.36)	(1.29)	(1.65)	16.48	(34.99)%	92,373	0.58%	1.84%	23%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2013 (Unaudited)	(0.03)	—	(0.03)	$16.42	16.05%	$54,696	0.91%	0.29%	8%
Year ended April 30, 2013	(0.10)	(0.89)	(0.99)	14.18	16.23%	47,456	0.93%	0.58%	25%
Year ended April 30, 2012	(0.03)	(0.44)	—	13.15	(0.99)%	44,422	0.90%	0.24%	26%
Year ended April 30, 2011	(0.03)	—	—	13.81	22.56%	48,337	0.88%	0.15%	24%
Year ended April 30, 2010	(0.03)	—	—	11.30	53.95%	42,337	0.95%	0.19%	33%
Year ended April 30, 2009	(0.06)	(0.17)	—	7.36	(29.41)%	29,142	0.98%	0.90%	33%
Institutional Class
Six Months ended October 31, 2013 (Unaudited)	(0.05)	—	(0.05)	$16.57	16.28%	$66,710	0.63%	0.58%	8%
Year ended April 30, 2013	(0.12)	(0.89)	(1.01)	14.30	16.49%	62,166	0.66%	0.85%	25%
Year ended April 30, 2012	(0.06)	(0.44)	(0.50)	13.25	(0.71)%	57,808	0.64%	0.50%	26%
Year ended April 30, 2011	(0.06)	—	(0.06)	13.91	22.83%	60,381	0.62%	0.43%	24%
Year ended April 30, 2010	(0.05)	—	(0.05)	11.38	54.55%	61,751	0.61%	0.54%	33%
Year ended April 30, 2009	(0.08)	(0.17)	(0.25)	7.40	(29.26)%	42,125	0.72%	1.01%	33%
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2013 (Unaudited)	(0.32)	—	(0.32)	$22.79	5.42%	$13,166	1.05%	2.27%	11%
Year ended April 30, 2013	(0.44)	—	(0.44)	21.96	7.65%	11,294	1.07%	2.21%	15%
Year ended April 30, 2012	(0.48)	—	(0.48)	20.85	(14.51)%	9,948	1.06%	2.26%	9%
Year ended April 30, 2011	(0.38)	—	(0.38)	24.96	16.52%	11,021	1.05%	1.73%	17%
Year ended April 30, 2010	(0.42)	—	(0.42)	21.80	36.68%	9,928	1.00%	2.07%	25%
Year ended April 30, 2009	(0.56)	(0.06)	(0.62)	16.29	(42.65)%	7,717	1.09%	2.39%	5%
Institutional Class
Six Months ended October 31, 2013 (Unaudited)	(0.36)	—	(0.36)	$22.84	5.59%	$94,323	0.70%	2.65%	11%
Year ended April 30, 2013	(0.51)	—	(0.51)	22.01	8.05%	87,365	0.72%	2.57%	15%
Year ended April 30, 2012	(0.55)	—	(0.55)	20.89	(14.20)%	85,113	0.71%	2.60%	9%
Year ended April 30, 2011	(0.45)	—	(0.45)	25.01	16.94%	87,534	0.70%	2.13%	17%
Year ended April 30, 2010	(0.49)	—	(0.49)	21.84	37.14%	101,386	0.65%	2.32%	25%
Year ended April 30, 2009	(0.62)	(0.06)	(0.68)	16.32	(42.48)%	52,361	0.76%	5.11%	5%
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2013 (Unaudited)	(0.25)	—	(0.25)	$24.70	(2.62)%	$13,047	1.01%	1.72%	9%
Year ended April 30, 2013	(0.61)	—	(0.61)	25.62	3.02%	11,592	1.02%	1.96%	29%
Year ended April 30, 2012	(0.67)	—	(0.67)	25.47	3.77%	11,995	1.00%	2.40%	30%
Year ended April 30, 2011	(0.74)	—	(0.74)	25.20	3.41%	14,755	0.99%	2.51%	38%
Year ended April 30, 2010	(0.77)	—	(0.77)	25.09	6.80%	14,440	0.97%	3.12%	40%
Year ended April 30, 2009	(0.97)	—	(0.97)	24.23	2.85%	14,616	0.95%	3.79%	39%
Institutional Class
Six Months ended October 31, 2013 (Unaudited)	(0.29)	—	(0.29)	$24.59	(2.39)%	$128,286	0.66%	2.09%	9%
Year ended April 30, 2013	(0.70)	—	(0.70)	25.49	3.39%	129,117	0.67%	2.32%	29%
Year ended April 30, 2012	(0.76)	—	(0.76)	25.34	4.12%	124,189	0.66%	2.76%	30%
Year ended April 30, 2011	(0.82)	—	(0.82)	25.08	3.79%	129,846	0.65%	2.87%	38%
Year ended April 30, 2010	(0.85)	—	(0.85)	24.97	7.21%	119,825	0.63%	3.48%	40%
Year ended April 30, 2009	(1.05)	—	(1.05)	24.11	3.16%	126,062	0.63%	4.09%	39%
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2013 (Unaudited)	(0.38)	—	(0.38)	$28.56	6.35%	$18,597	1.03%	2.58%	39%
Year ended April 30, 2013	(0.61)	—	(0.61)	27.24	11.40%	16,041	1.04%	2.45%	41%
Year ended April 30, 2012	(0.54)	—	(0.54)	25.07	3.90%	13,428	1.05%	2.47%	51%
Year ended April 30, 2011	(0.52)	—	(0.52)	24.71	17.17%	10,355	1.04%	2.29%	38%
Year ended April 30, 2010	(0.56)	—	(0.56)	21.59	39.02%	9,943	1.03%	2.90%	84%
Year ended April 30, 2009	(0.73)	—	(0.73)	15.99	(33.86)%	9,572	1.09%	3.82%	28%
Institutional Class
Six Months ended October 31, 2013 (Unaudited)	(0.43)	—	(0.43)	$28.60	6.56%	$129,881	0.68%	2.95%	39%
Year ended April 30, 2013	(0.69)	—	(0.69)	27.27	11.80%	124,651	0.69%	2.80%	41%
Year ended April 30, 2012	(0.63)	—	(0.63)	25.09	4.22%	111,694	0.70%	2.83%	51%
Year ended April 30, 2011	(0.59)	—	(0.59)	24.74	17.61%	103,794	0.69%	2.62%	38%
Year ended April 30, 2010	(0.63)	—	(0.63)	21.61	39.53%	75,291	0.68%	3.23%	84%
Year ended April 30, 2009	(0.79)	—	(0.79)	16.00	(33.63)%	53,443	0.72%	4.20%	28%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2013 (Unaudited)

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The companies are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2013, stocks with market capitalizations between $2.2 billion and $490.4 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2013, stocks with market capitalizations between $114.7 million and $11.7 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various validation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investments in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church mortgage bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property
—	risk adjusted discount rate
—	estimated time to sell in years
—	probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Because of the inherent uncertainty of valuations determined both by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management's estimate of fair value may have significant changes in the near term.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of October 31, 2013:

	Investments in Securities
Fund	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$191,542,272	$—	$—	$191,542,272
Money Market Fund	1,247,355	—	—	1,247,355
Total	192,789,627	—	—	192,789,627
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	120,315,574	—	—	120,315,574
Money Market Fund	1,039,483	—	—	1,039,483
Total	121,355,057	—	—	121,355,057
Steward International Enhanced Index Fund
Security Type
Common Stocks*	106,355,200	—	—	106,355,200
Money Market Fund	946,601	—	—	946,601
Total	107,301,801	—	—	107,301,801
Steward Select Bond Fund
Security Type
Corporate Bonds*	—	73,072,569	846,705	73,919,274
U.S. Government Agencies	—	10,437,086	—	10,437,086
U.S. Government Agency Mortgage-Backed Obligations	—	21,716,984	—	21,716,984
U.S. Treasury Obligations	28,967,676	—	—	28,967,676
Money Market Fund	5,138,820	—	—	5,138,820
Total	34,106,496	105,226,639	846,705	140,179,840
Steward Global Equity Income Fund
Security Type
Common Stocks*	146,956,658	—	—	146,956,658
Money Market Fund	1,208,157	—	—	1,208,157
Total	148,164,815	—	—	148,164,815
*	Please refer to the Schedule of Portfolio Investments to view common stocks and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2013	$818,672
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)*	28,033
Realized Gain/(Loss)	—
Net (Maturities)	—
Transfers In/(Out) of Level 3	—
Balance as of October 31, 2013	$846,705
*	Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of October 31, 2013.

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of October 31, 2013 from those used on April 30, 2013.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by a committee in accordance with procedures adopted by the Board of Directors for Level 3 Fair Value Measurements for investments held at October 31, 2013:

Type of Assets	Fair Value at October 31, 2013	Valuation Techniques	Unobservable Input(s)	Range
Church Bonds	$846,705	Income Approach	Disposition costs	17% – 31%
			Discount rate	3.1%
			Time to sell	3 years

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. (The treatment of such interest income may be different for federal income tax purposes.) Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2009. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

New Accounting Pronouncement:  In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”) which amended ASC Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. Management has determined the guidance in ASU 2013-01 and ASU 2011-11, which is effective for interim and annual periods beginning on or after January 1, 2013, will not impact the Funds’ financial statements.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO provides investment advisory and administrative services to other investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board of Directors, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

As compensation for its services as investment adviser, the Funds pay CAMCO, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Funds, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, serves as administrator for the Funds. For its services as administrator, CCS receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds. CCS receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$200,000,000	0.100%
Next	$200,000,000	0.075%
Next .	$200,000,000	0.060%
Next .	$400,000,000	0.050%
Over .	$1,000,000,000	0.040%

CCS, pursuant to a Compliance Services Agreement, provided certain compliance services for the Funds and the Board of Directors, including the services of the Chief Compliance Officer (“CCO”) for the Funds. The Funds pay CCS a monthly fee at the annual rate of 0.025% of average daily net assets for compliance services other than the compensation of the CCO. The CCO compensation aggregates to $72,000 ($6,000 per month) for all Funds in the Steward Funds group and is allocated monthly among the Funds in the group based on the relative net assets of the Funds for that month.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and per account fees. In addition, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U.S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser.

The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the period ended October 31, 2013, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2013 were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$7,938,896	$22,134,692
Steward Small-Mid Cap Enhanced Index Fund	4,748,600	10,091,661
Steward International Enhanced Index Fund	10,072,688	6,037,938
Steward Select Bond Fund	9,517,897	3,684,567
Steward Global Equity Income Fund	29,489,689	28,875,042

Purchases and sales of U.S. government securities for the period ended October 31, 2013, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$—	$3,141,383

Note 7 — Federal Income Tax Information:

As of October 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	$135,994,987	$60,155,710	$(3,361,070)	$56,794,640
Steward Small-Mid Cap Enhanced Index Fund	83,785,032	41,383,543	(3,813,518)	37,570,025
Steward International Enhanced Index Fund	106,050,678	14,730,159	(13,479,036)	1,251,123
Steward Select Bond Fund	139,941,122	4,084,355	(3,845,637)	238,718
Steward Global Equity Income Fund	119,513,462	31,136,132	(2,484,779)	28,651,353

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily attributable to tax deferral of losses on wash sales.

As of the end of their tax year ended April 30, 2013, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—	—
Steward International Enhanced Index Fund	—	141,270	2,760,068	7,312,628	10,213,966
Steward Select Bond Fund	124,799	—	468,259	760,671	1,353,729
Steward Global Equity Income Fund	—	—	7,571,266	182,997	7,754,263

Post-effective CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	100,575	84,778	185,353
Steward Select Bond Fund	—	—	—
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2013, the Funds utilized CLCFs as follows:

Fund	Amount
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	610,151
Steward Select Bond Fund	364,483
Steward Global Equity Income Fund	1,521,070

Under current tax law, capital losses realized after October 31 of a Fund's fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2014:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enchanced Index Fund	—
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	543,748

Note 8 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of October 31, 2013, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	67%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	49%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	43%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	61%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	33%
Steward International Enhanced Index Fund – Individual Class	National Financial Services Corp.	90%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	55%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services Corp.	39%
Steward Select Bond Fund – Individual Class	National Financial Services Corp.	82%
Steward Select Bond Fund – Institutional Class	National Financial Services Corp.	50%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	49%
Steward Global Equity Income Fund – Individual Class	National Financial Services Corp.	70%
Steward Global Equity Income Fund – Institutional Class	National Financial Services Corp.	56%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	43%

Note 9 — Legal Proceedings:

Lyondell Chemical Company

CAMCO has been named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Co.), Adversary Proceeding No. 10-4609 (S.D.N.Y.) and has responded to a subpoena issued in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (S.D.N.Y.). A third action, entitled Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.), arises out of the same facts and circumstances alleged in the other two actions. All three cases relate to the 2008 bankruptcy of Lyondell Chemical Company (“Lyondell”), shares of which were sold by Steward Large Cap Enhanced Index Fund pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Motions to dismiss are pending in two of the three cases. None of these lawsuits alleges any wrongdoing on the part of Steward Large Cap Enhanced Index Fund. At this state of the proceedings, Steward Large Cap Enhanced Index Fund is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund's net asset value.

Tribune Company

The Steward Funds have been named as defendants and putative members of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”) and Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, Texas, No. 11-9568 (S.D.N.Y.) (the “Deutsche Bank action”) as a result of the sale by Steward Large Cap Enhanced Index Fund (then known as Steward Domestic All-Cap Equity Fund) and Steward Multi-Manager Equity Fund (a fund that is no longer in existence) of their shares in the Tribune Company (“Tribune”) in a 2007 leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. Both lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., aSimons action in a multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”). None of these lawsuits alleges any wrongdoing on the part of the Steward Funds. A motion to dismiss, filed by defendants in the Deutsche Bank action and a number of other individual creditor defendants in Tribune-related cases, was granted on September 23, 2013 on technical grounds. Both sides are appealing the decision. At this state of the proceedings, the Steward Funds are not able to make a reliable prediction as to these lawsuits or the effect, if any, on the net asset value of the Funds.

Note 10 — Subsequent Events:

Management has evaluated events subsequent to October 31, 2013 and has concluded no such events require adjustment or disclosure as of October 31, 2013.

General Information (Unaudited)

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Forms N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 through October 31, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period* 5/1/13 – 10/31/13	Expense Ratio During Period 5/1/13 – 10/31/13
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,134.60	$4.79	0.89%
Institutional Class	1,000.00	1,136.20	2.91	0.54%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,160.50	4.96	0.91%
Institutional Class	1,000.00	1,162.80	3.43	0.63%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,054.20	5.44	1.05%
Institutional Class	1,000.00	1,055.90	3.63	0.70%
Steward Select Bond Fund
Individual Class	1,000.00	973.80	5.02	1.01%
Institutional Class	1,000.00	976.10	3.29	0.66%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,063.50	5.36	1.03%
Institutional Class	1,000.00	1,065.60	3.54	0.68%
*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Steward Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period* 5/1/13 – 10/31/13	Expense Ratio During Period 5/1/13 – 10/31/13
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.72	$4.53	0.89%
Institutional Class	1,000.00	1,022.48	2.75	0.54%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,020.62	4.63	0.91%
Institutional Class	1,000.00	1,022.03	3.21	0.63%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.91	5.35	1.05%
Institutional Class	1,000.00	1,021.68	3.57	0.70%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.11	5.14	1.01%
Institutional Class	1,000.00	1,021.88	3.36	0.66%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,020.01	5.24	1.03%
Institutional Class	1,000.00	1,021.78	3.47	0.68%
*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Visit us online at www.stewardmutualfunds.com

STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 3700 West Sam Houston Parkway South, Suite 250 Houston, TX 77042 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto
(a)(3)	Not Applicable
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CAPSTONE SERIES FUND, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date	January 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date	January 3, 2014

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date	January 3, 2014